THE STYLE MANAGER: LARGE CAP FUND
THE TREASURY MONEY MARKET FUND
(PORTFOLIOS OF THE VIRTUS FUNDS)

ADDENDUM TO THE COMBINED ANNUAL REPORT DATED SEPTEMBER 30, 1996

                   VIRTUS STYLE MANAGER: LARGE CAP FUND
   Addendum to the Annual Report for the period ended September 30, 1996

Omitted from the most recent Combined Annual Report for The Virtus Funds, were the results of the last Special Meeting of Shareholders of Virtus Style Manager: Large Cap Fund.
The Shareholders of The Style Manager: Large Cap Fund (`Large Cap''), a portfolio of The Virtus Funds, approved the proposed Agreement and Plan of Reorganization between Large Cap and Blanchard American Equity Fund (`American Equity''), whereby American Equity would transfer all of its assets to Large Cap in exchange for Investment Shares of Large Cap. American Equity would then distribute the shares of Large Cap so received pro rata by Large Cap to its shareholders in complete liquidation and dissolution of American Equity.
The motion was duly adopted with 426,469 shares having voted to approve the proposed Agreement, 16,777 having voted negatively and 27,498 shares having abstained from voting.


                     VIRTUS TREASURY MONEY MARKET FUND
   Addendum to the Annual Report for the period ended September 30, 1996

Omitted from the most recent Combined Annual Report for The Virtus Funds, were the results of the last Special Meeting of Shareholders of the Virtus Treasury Money Market Fund.
The Shareholders of The Virtus Treasury Money Market Fund (`Virtus Treasury'), a portfolio of The Virtus Funds, approved the proposed Agreement and Plan of Reorganization between Virtus Treasury and Blanchard 100% Treasury Money Market Fund (`Blanchard Treasury''), whereby Blanchard Treasury would transfer all of its assets to Virtus Treasury in exchange for Investment Shares of Virtus Treasury. Blanchard Treasury would then distribute the shares of Virtus Treasury so received pro rata by Virtus Treasury to its shareholders in complete liquidation and dissolution of Blanchard Treasury.
The motion was duly adopted with 68,387,493 shares having voted to approve the proposed Agreement, 8,990,377 having voted negatively and 3,709,782 shares having abstained from voting.


                                                              March 4, 1997



FEDERATED INVESTORS
Federated Investors Tower
Pittsburgh, PA  15222-3779

Federated Securities Corp. is the distributor of the Funds and is a subsidiary of Federated Investors.
Cusip 927913848
Cusip 927913509
G02038-01(3/97)





Combined
Annual Report
to Shareholders
September 30, 1996

 . The U.S. Government Securities Fund

 . The Style Manager: Large Cap Fund

 . The Style Manager Fund

 . The Virginia Municipal Bond Fund

 . The Maryland Municipal Bond Fund

 . The Treasury Money Market Fund

 . The Money Market Fund

 . The Tax-Free Money Market Fund

Funds Managed by

[LOGO OF VIRTUS FUNDS]

The Investment Adviser to The Virtus Funds is Virtus Capital Management, Inc., a subsidiary of Signet Banking Corporation. The Virtus Funds are administered by subsidiaries of Federated Investors, independent of Signet.

Investment products are not deposits, obligations of, or guaranteed by any bank. They are not insured by FDIC. They involve risk, including the possible loss of principal invested.

Virtus Capital Management, Inc. is the investment adviser for The Virtus Funds. Federated Securities Corp. is the distributor of The Funds.
Federated Securities Corp., Distributor, is independent of Signet Bank.

[LOGO OF VIRTUS FUNDS]


MESSAGE TO SHAREHOLDERS
-------------------------------------------------------------------------------

Dear Investor:

Here is your Annual Report for The Virtus Funds, which covers the twelve-month period from October 1, 1995 through September 30, 1996.

On the following pages, you'll find complete financial information for every fund in the Virtus family. Each fund's section begins with a management discussion and analysis by the portfolio manager, followed by a long-term performance graph, a complete list of holdings, and the financial statements.

The performance of the bond market was adversely impacted by rising rates in the first quarter of 1996. While stocks continued to climb, the first quarter's rise in rate and reports of a stronger-than-expected economy combined to introduce a degree of volatility to stock performance. With that in mind, I'm pleased to present the following performance summary:

 . THE U.S. GOVERNMENT SECURITIES FUND paid a dividend stream totaling $0.62 per share for Investment Shares ($0.64 for Trust Shares). These dividends helped the fund produce a total return of 3.79% for Investment Shares (4.05% for Trust Shares) in what was generally a difficult bond market. Due to fluctuations in bond prices, the fund's net asset value decreased slightly from $10.13 on the first day of the period to $9.89 on the last day of the period.* At the end of the report period, net assets stood at more than $195.4 million.
 . THE VIRTUS STYLE MANAGER: LARGE CAP FUND, formerly known as The Stock Fund, produced a total return of 11.28% for Investment Shares (11.55% for Trust Shares). The fund's high-quality stock portfolio paid dividends of $0.27 per share and capital gains of $1.20 per share for Investment Shares (and dividends of $0.30 per share and capital gains of $1.20 per share for Trust Shares). The fund's net asset value decreased by a minimal 0.02 per share from the first day of the period.* At the end of the report period, net assets stood at more than $93.5 million.

 . THE VIRTUS STYLE MANAGER FUND, formerly known as The Strategic Stock Fund, produced a total return of 10.19% through dividends totaling $0.29 per share and capital gains totaling $1.35 per share. The fund's net asset value decreased from $12.03 on the first day of the period to $11.47 on the last day, reflecting price volatility that impacted the stock market.* Net assets stood at more than $62.7 million on the last day of the period.

 . THE VIRGINIA MUNICIPAL BOND FUND paid double-tax-free dividends** of $0.41 per share for Investment Shares ($0.44 for Trust Shares) through a portfolio that included 35 Virginia municipal bonds. This income stream helped the fund produce a total return of 2.60% for Investment Shares (2.86% for Trust Shares) in a difficult bond market. Bond market volatility resulted in a decrease in the fund's net asset value from $10.81 on the first day of the period to $10.68 on the last day of the period.* Net assets totaled more than $94 million on the last day of the report period.

 . THE MARYLAND MUNICIPAL BOND FUND paid double-tax-free dividends** of $0.38 per share for Investment Shares ($0.41 in dividends for Trust Shares). This income stream helped the fund produce a total return of 2.36% for Investment Shares (2.61% for Trust Shares) in a difficult bond market. The fund's net asset value decreased slightly from $10.69 on the first day of the period to $10.56 on the last day of the period.* At the end of the report period, net assets stood at more than $40.1 million.
 . THE TREASURY MONEY MARKET FUND, a portfolio of U.S. Treasury money market securities, paid dividends totaling $0.05 per share for Trust Shares and $0.05 per share for Investment Shares. Assets grew from $248 million at the beginning of the period to reach more than $373 million at the period's end.+

 . THE MONEY MARKET FUND paid dividends totaling $0.05 per share for both Trust
  Shares and Investment Shares through its portfolio of high-quality money market securities. The fund ended the report period with more than $244 million in net assets--an increase of more than $28 million over the first day of the period.+

 . THE TAX-FREE MONEY MARKET FUND, a portfolio of municipal money market securities, paid tax-free dividends totaling $0.03 per share.++ At the end of the report period, net assets stood at more than $52 million.+


Thank you for your confidence in The Virtus Funds. You have our ongoing pledge to deliver the highest level of professional management and clear, timely information about your investment progress.

Sincerely,

/s/ Garry M. Allen

Garry M. Allen
Chief Investment Officer
Virtus Capital Management
Investment Adviser to The Virtus Funds

November 15, 1996

--------
 * Performance quoted reflects past performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Reflecting the fund's contingent deferred sales charge, the total returns of The Virtus Funds were as follows: The U.S. Government Securities Fund (Investment Shares):
   1.70%; The Style Manager Fund: 7.98%; The Style Manager: Large Cap Fund (Investment Shares): 9.08%; The Virginia Municipal Bond Fund (Investment Shares): 0.59%; and The Maryland Municipal Bond Fund (Investment Shares):
   0.33%.
** Income may be subject to the federal alternative minimum tax.
 + Although money market funds seek to maintain a stable net asset value of $1 a share, there is no guarantee that they will be able to do so. An investment in the fund is neither insured nor guaranteed by the U.S. government.
++ Income may be subject to the federal alternative minimum tax and state and local taxes.


THE U.S. GOVERNMENT SECURITIES FUND
-------------------------------------------------------------------------------
  MANAGEMENT DISCUSSION AND ANALYSIS
  ----------------------------------------------------------------------------

    During the last six months, one word can best describe the U.S. Fixed Income Market, STABLE. The 30 year Treasury has traded within the 6.60% to 7.15% yield range since March of this year. We believe this pattern is indicative of the stable interest rate environment that has been adeptly engineered by Federal Reserve Chairman, Alan Greenspan. It is our view that this pattern can continue for some time. The Federal Reserve and Chairman Greenspan, should be given much credit for achieving their twin goals of high employment and stable economic growth.

    Returns in the U.S. fixed income markets have been modest at best for the year. At the five year maturity and longer, returns have actually been negative. The Virtus U.S. Government Securities Fund Trust Shares and Investment Shares showed total returns of 4.05% and 3.79%*, respectively, for the year ended September 30, 1996. The rate of return was the result of being invested at long duration during the first quarter of the year, when the market traded down and having little opportunity to make back lost return during the 2nd and 3rd quarters.

    The duration of the Virtus U.S. Government Securities Fund was extended in June from 2.80 years to 3.90 years. This change in strategy was due to our belief that the economy will continue to slow during the second half of 1996. The rise in interest rates during the first quarter of the year may eventually restrict the pace of consumer activity. By doing so, interest rates should begin to decline once again. We extended portfolio duration to pursue higher returns for the balance of the year.


* The Investment Shares total return reflecting the 2% contingent deferred sales charge is 1.70%.


THE U.S. GOVERNMENT SECURITIES FUND--Investment Shares
--------------------------------------------------------------------------------

     GROWTH OF $10,000 INVESTED IN THE U.S. GOVERNMENT SECURITIES FUND--
                              INVESTMENT SHARES

  The graph below illustrates the hypothetical investment of $10,000 in The U.S. Government Securities Fund (the "Fund") from October 16, 1990 (start of performance) to September 30, 1996, compared to the Lehman Brothers Intermediate Government Bond Index ("LBIGB").+

                              [INSERT CHART HERE]

     AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED SEPTEMBER 30, 1996

1 Year.....................................................................1.70%
5 Year.....................................................................5.76%
Start of Performance (10/16/90)............................................7.14%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 * Reflects operations of the Fund from the start of performance 10/16/90 through 9/30/96, on a cumulative basis.

** Represents a hypothetical investment of $10,000 in the Fund. Certain investors are subject to a 2.00% contingent deferred sales charge on shares redeemed within five years of purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions.

 + The LBIGB is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LBIGB has been adjusted to reflect reinvestment of dividends on securities in the index. This index is unmanaged.


THE U.S. GOVERNMENT SECURITIES FUND--Trust Shares
--------------------------------------------------------------------------------

GROWTH OF $10,000 INVESTED IN THE U.S. GOVERNMENT SECURITIES FUND--TRUST SHARES

  The graph below illustrates the hypothetical investment of $10,000 in The U.S. Government Securities Fund (the "Fund") from October 16, 1990 (start of performance) to September 30, 1996, compared to the Lehman Brothers Intermediate Government Bond Index ("LBIGB").+

                              [INSERT CHART HERE]

     AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED SEPTEMBER 30, 1996

1 Year.....................................................................4.05%
5 Year.....................................................................5.94%
Start of Performance (10/16/90)............................................7.30%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 * Reflects operations of the Fund from the start of performance 10/16/90 through 9/30/96; on a cumulative basis.
** Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions.
 + The LBIGB is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LBIGB has been adjusted to reflect reinvestment of dividends on securities in the index. This index is unmanaged.


THE U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                              VALUE
 ----------- ---------------------------------------------------   ------------
 LONG-TERM INVESTMENTS--98.0%
 ---------------------------------------------------------------
             U.S. TREASURY NOTES--93.4%
             ---------------------------------------------------
 $ 5,000,000 5.00%, 2/15/1999                                      $  4,871,750
             ---------------------------------------------------
  23,000,000 6.875%, 5/15/2006                                       23,271,630
             ---------------------------------------------------
   6,000,000 7.125%, 2/29/2000                                        6,142,500
             ---------------------------------------------------
   2,000,000 7.50%, 11/15/2001                                        2,087,740
             ---------------------------------------------------
  80,000,000 7.50%, 5/15/2002                                        83,803,200
             ---------------------------------------------------
   5,000,000 7.875%, 4/15/1998                                        5,136,500
             ---------------------------------------------------
   2,225,000 7.875%, 11/15/1999                                       2,322,811
             ---------------------------------------------------
   7,000,000 8.00%, 1/15/1997                                         7,053,900
             ---------------------------------------------------
   5,000,000 8.125%, 2/15/1998                                        5,140,600
             ---------------------------------------------------
   6,250,000 8.25%, 7/15/1998                                         6,477,875
             ---------------------------------------------------
   6,000,000 8.50%, 5/15/1997                                         6,107,160
             ---------------------------------------------------
  10,750,000 8.75%, 10/15/1997                                       11,065,405
             ---------------------------------------------------
  15,000,000 8.875%, 11/15/1998                                      15,805,350
             ---------------------------------------------------
   3,000,000 8.875%, 2/15/1999                                        3,175,350
             ---------------------------------------------------
                                                                   ------------
              Total U.S. Treasury Notes                             182,461,771
             ---------------------------------------------------   ------------
                                                                   ------------
             GOVERNMENT OBLIGATIONS--4.6%
             ---------------------------------------------------
     993,000 Federal Agricultural Mortgage Corp., 7.37%,
             8/1/2006                                                 1,001,103
             ---------------------------------------------------
      90,732 Federal Home Loan Bank, 7.62%, 8/1/2019                     93,655
             ---------------------------------------------------
      42,552 Federal Home Loan Bank, 8.494%, 12/1/2020                   43,931
             ---------------------------------------------------
   5,000,000 Federal Home Loan Mortgage Corp., 7.974%, 4/20/2005      5,064,350
             ---------------------------------------------------
   1,742,520 Federal Home Loan Mortgage Corp., PC, REMIC, 7.80%,
             5/15/2012                                                1,761,932
             ---------------------------------------------------
     484,346 Federal National Mortgage Association, 8.50%,
             12/1/2001                                                  502,804
             ---------------------------------------------------
      73,200 Federal National Mortgage Association, 8.713%,
             6/1/2019                                                    75,181
             ---------------------------------------------------
     171,063 Government National Mortgage Association, 8.00%,
             3/15/2017                                                  174,643
             ---------------------------------------------------
     366,507 Government National Mortgage Association, 9.00%,
             9/15/2021                                                  387,211
             ---------------------------------------------------
                                                                   ------------
              Total Government Obligations                            9,104,810
             ---------------------------------------------------   ------------
                                                                   ------------
              TOTAL LONG-TERM INVESTMENTS (IDENTIFIED COST
              $195,082,295)                                         191,566,581
             ---------------------------------------------------   ------------



THE U.S. GOVERNMENT SECURITIES FUND
-------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                              VALUE
 --------- -----------------------------------------------------   ------------
 (A) REPURCHASE AGREEMENTS--0.2%
 ---------------------------------------------------------------
 $331,359  Nikko Securities Co. International, Inc., 5.70%,
           dated 9/30/1996,
           due 10/1/1996 (AT AMORTIZED COST)                       $    331,359
           -----------------------------------------------------
                                                                   ------------
            TOTAL INVESTMENTS (IDENTIFIED COST $195,413,654) (B)   $191,897,940
           -----------------------------------------------------   ------------


(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(b) The cost of investments for federal tax purposes amounts to $195,413,654. The net unrealized depreciation of investments on a federal tax basis amounts to $3,515,714 which is comprised of $663,398 appreciation and $4,179,112 depreciation at September 30, 1996.

Note: The categories of investments are shown as a percentage of net assets
      ($195,416,246) at September 30, 1996.

The following acronyms are used throughout this portfolio:

PC--Participation Certificate
REMIC--Real Estate Mortgage Investment Conduit

(See Notes which are an integral part of the Financial Statements)


THE STYLE MANAGER FUND: LARGE CAP
-------------------------------------------------------------------------------
  MANAGEMENT DISCUSSION AND ANALYSIS
  ----------------------------------------------------------------------------

    Under the direction of Garry M. Allen, Chief Investment Officer, Virtus Capital Management Inc. has implemented a new style of equity management. The new method of investment is called "Style Management". Style Management is a unique method of investing.

    Academic research shows that style determines 80-90% of investment return. Virtus seeks to capture the predominant investment style to take greater advantage of market trends. This involves opportunistic positioning defined by style and size. "Style" refers to two widely accepted descriptions of stocks known as growth and value. Growth stocks are those companies with above-average earnings expectations. Value stocks are those companies selling at a low price relative to the actual value of their underlying assets. "Size" refers to the division between large and small companies based upon market value.

    Style movements typically occur every one to three years (there have been sixteen intermediate style changes since 1968), while size movements generally occur every five to seven years (there have been four size changes since 1968). This type of shifting between style and size has been occuring ever since the stock market has existed.

    Style management identifies and pursues greater rewards from active management. Style (value vs. growth) and size (small vs. large-cap) represent the two major components of systematic risk and return in the market. Style dominates even the most skillful manager's returns. Active style management reduces the level of risk in a portfolio and thus improves the risk/reward trade-off.

    The market for U.S. large company stocks is represented by the total return on the S&P 500*. For the twelve months ended September 30, 1996, the S&P 500 returned 20.3%. On a long-term "calendar" year basis, the S&P 500 has managed a return of 10.5% from 1926 - 1995. Therefore, the twelve month period ended September 30, 1996, represents substantial above-average performance relative to the long-term history of the U.S. Large Cap Equity market.

    This twelve month period favored growth stocks largely due to the strong growth stock performance over the last six months. In general a stronger than expected economy created an environment favorable to growth stocks at the large cap end of the U.S. Equity market.

    Virtus Capital Management anticipates that 1997 will increasingly reward value stock investors as the overall market climate could shift to a theme of capital preservation and safety. Value stocks are well positioned to benefit from a slow-down in business cycle conditions in 1997.

  *The S&P 500 is an unmanaged index comprised of common stocks in industry, transportation, and financial and public utility companies. Investments cannot be made in an index.



THE STYLE MANAGER: LARGE CAP FUND--Investment Shares
--------------------------------------------------------------------------------

      GROWTH OF $10,000 INVESTED IN THE STYLE MANAGER: LARGE CAP FUND--
                              INVESTMENT SHARES

  The graph below illustrates the hypothetical investment of $10,000 in The Style Manager: Large Cap Fund (the "Fund") from October 16, 1990 (start of performance) to September 30, 1996, compared to the Standard & Poor's 500 Index ("S&P 500").+

                              [INSERT CHART HERE]

     AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED SEPTEMBER 30, 1996

1 Year.....................................................................9.08%
5 Year.....................................................................8.21%
Start of Performance (10/16/90)...........................................10.57%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 *Reflects operations of the Fund from the start of performance 10/16/90 through 9/30/96, on a cumulative basis.

**Represents a hypothetical investment of $10,000 in the Fund. Certain investors are subject to a 2.00% contingent deferred sales charge on shares redeemed within five years of purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions.

 +The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index. This index is unmanaged.


THE STYLE MANAGER: LARGE CAP FUND--Trust Shares
--------------------------------------------------------------------------------

 GROWTH OF $10,000 INVESTED IN THE STYLE MANAGER: LARGE CAP FUND--TRUST SHARES

  The graph below illustrates the hypothetical investment of $10,000 in The Style Manager: Large Cap Fund (the "Fund") from October 16, 1990 (start of performance) to September 30, 1996, compared to the Standard & Poor's 500 Index ("S&P 500").+

                              [INSERT CHART HERE]

     AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED SEPTEMBER 30, 1996

1 Year....................................................................11.55%
5 Year.....................................................................8.39%
Start of Performance (10/16/90)...........................................10.73%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 *Reflects operations of the Fund from the start of performance 10/16/90 through 9/30/96, on a cumulative basis.

**Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions.

 +The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The S&P has been adjusted to reflect reinvestment of dividends on securities in the index. This index is unmanaged.


VIRTUS STYLE MANAGER: LARGE CAP FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

   SHARES                                              VALUE
 ---------- -------------------------------------   -----------
 COMMON STOCKS--98.5%
 ------------------------------------------------
            BANKING-FINANCE--1.1%
            -------------------------------------
     17,200 First Chicago NBD Corp.                 $   778,300
            -------------------------------------
     12,400 P P & L Resources, Inc.                     271,250
            -------------------------------------
                                                    -----------
             Total                                    1,049,550
            -------------------------------------
                                                    -----------
            COMMERCIAL SERVICES--0.3%
            -------------------------------------
      4,100 Grainger (W.W.), Inc.                       288,025
            -------------------------------------
                                                    -----------
            CONSUMER DURABLES--3.5%
            -------------------------------------
     31,500 Chrysler Corp.                              901,687
            -------------------------------------
     49,000 Ford Motor Co.                            1,531,250
            -------------------------------------
     12,200 Goodyear Tire & Rubber Co.                  562,725
            -------------------------------------
      6,300 Whirlpool Corp.                             318,938
            -------------------------------------
                                                    -----------
             Total                                    3,314,600
            -------------------------------------
                                                    -----------
            CONSUMER NON-DURABLES--1.4%
            -------------------------------------
     10,900 American Brands, Inc.                       460,525
            -------------------------------------
     12,800 Seagram Co. Ltd.                            478,400
            -------------------------------------
      5,800 V.F. Corp.                                  348,725
            -------------------------------------
                                                    -----------
             Total                                    1,287,650
            -------------------------------------
                                                    -----------
            CONSUMER SERVICES--1.9%
            -------------------------------------
     12,800 Service Corp. International                 387,200
            -------------------------------------
      8,000 Times Mirror Co., Class A                   356,000
            -------------------------------------
     22,100 (a)U.S. West Media Group                    372,938
            -------------------------------------
     18,800 (a)Viacom, Inc., Class B                    667,400
            -------------------------------------
                                                    -----------
             Total                                    1,783,538
            -------------------------------------
                                                    -----------
            ELECTRONIC TECHNOLOGY--11.8%
            -------------------------------------
     11,100 AMP, Inc.                                   430,125
            -------------------------------------
     11,700 (a)Applied Materials, Inc.                  323,212
            -------------------------------------
     13,100 Boeing Co.                                1,237,950
            -------------------------------------
     12,300 (a)Compaq Computer Corp.                    788,738
            -------------------------------------
      9,700 (a)Digital Equipment Corp.                  346,775
            -------------------------------------
      2,200 General Dynamics Corp.                      151,525
            -------------------------------------
      1,500 Hewlett-Packard Co.                          73,125
            -------------------------------------
     21,200 International Business Machines Corp.     2,639,400
            -------------------------------------
      8,700 Lockheed Martin Corp.                       784,087
            -------------------------------------
      9,000 McDonnell-Douglas Corp.                     472,500
            -------------------------------------
     25,500 Motorola, Inc.                            1,316,437
            -------------------------------------
      9,700 Raytheon Co.                                539,563
            -------------------------------------
      9,600 Rockwell International Corp.                541,200
            -------------------------------------
     11,300 (a)Silicon Graphics, Inc.                   250,013
            -------------------------------------



VIRTUS STYLE MANAGER: LARGE CAP FUND
--------------------------------------------------------------------------------

   SHARES                                              VALUE
 ---------- -------------------------------------   -----------
 COMMON STOCKS--CONTINUED
 ------------------------------------------------
     10,900 Texas Instruments, Inc.                 $   600,863
            -------------------------------------
      4,400 United Technologies Corp.                   528,550
            -------------------------------------
                                                    -----------
             Total                                   11,024,063
            -------------------------------------
                                                    -----------
            ENERGY MINERALS--16.7%
            -------------------------------------
      8,300 Amerada-Hess Corp.                          438,863
            -------------------------------------
     17,700 Amoco Corp.                               1,247,850
            -------------------------------------
      5,400 Atlantic Richfield Co.                      688,500
            -------------------------------------
      9,200 Burlington Resources, Inc.                  408,250
            -------------------------------------
     24,700 Chevron Corp.                             1,546,837
            -------------------------------------
     45,900 Exxon Corp.                               3,821,175
            -------------------------------------
     14,000 Mobil Corp.                               1,620,500
            -------------------------------------
     25,500 Occidental Petroleum Corp.                  596,062
            -------------------------------------
     11,100 Phillips Petroleum Co.                      474,525
            -------------------------------------
     16,900 Royal Dutch Petroleum Co., ADR            2,638,513
            -------------------------------------
     12,800 Texaco, Inc.                              1,177,600
            -------------------------------------
     26,000 USX Marathon Corp.                          562,250
            -------------------------------------
     11,500 Unocal Corp.                                414,000
            -------------------------------------
                                                    -----------
             Total                                   15,634,925
            -------------------------------------
                                                    -----------
            FINANCE--24.4%
            -------------------------------------
      8,600 AON Corp.                                   466,550
            -------------------------------------
      9,100 Aetna Services Inc.                         640,412
            -------------------------------------
     16,100 Allstate Corp.                              792,925
            -------------------------------------
     17,900 American Express Co.                        827,875
            -------------------------------------
     14,600 American General Corp.                      551,150
            -------------------------------------
     20,400 Banc One Corp.                              836,400
            -------------------------------------
      7,600 Bank of Boston Corp.                        439,850
            -------------------------------------
     21,400 Bank of New York Co., Inc.                  628,625
            -------------------------------------
     15,200 BankAmerica Corp.                         1,248,300
            -------------------------------------
     11,600 Barnett Banks, Inc.                         391,500
            -------------------------------------
      8,900 Boatmen's Bancshares, Inc.                  497,287
            -------------------------------------
      2,100 CIGNA Corp.                                 251,737
            -------------------------------------
     17,100 Chase Manhattan Corp.                     1,370,137
            -------------------------------------
     17,600 Citicorp                                  1,595,000
            -------------------------------------
      9,400 Comerica, Inc.                              484,100
            -------------------------------------
      8,400 Dean Witter, Discover & Co.                 462,000
            -------------------------------------
      8,800 Federal Home Loan Mortgage Corp.            861,300
            -------------------------------------
     39,000 Federal National Mortgage Association     1,360,125
            -------------------------------------
     11,400 First Union Corp.                           760,950
            -------------------------------------
     12,400 Great Western Financial Corp.               328,600
            -------------------------------------
      4,800 Household International, Inc.               394,800
            -------------------------------------



VIRTUS STYLE MANAGER: LARGE CAP FUND
--------------------------------------------------------------------------------

   SHARES                                         VALUE
 ---------- --------------------------------   -----------
 COMMON STOCKS--CONTINUED
 -------------------------------------------
      5,700 J.P. Morgan & Co., Inc.            $   506,588
            --------------------------------
      6,000 Jefferson-Pilot Corp.                  310,500
            --------------------------------
     12,000 KeyCorp                                528,000
            --------------------------------
      7,900 Lincoln National Corp.                 346,612
            --------------------------------
      6,400 Mellon Bank Corp.                      379,200
            --------------------------------
      6,800 Merrill Lynch & Co., Inc.              446,250
            --------------------------------
      6,800 Morgan Stanley Group, Inc.             338,300
            --------------------------------
     11,200 National City Corp.                    471,800
            --------------------------------
     10,500 NationsBank Corp.                      912,187
            --------------------------------
     18,500 PNC Financial Corp.                    617,437
            --------------------------------
      5,100 Republic New York Corp.                352,538
            --------------------------------
     11,300 SAFECO Corp.                           395,500
            --------------------------------
      5,400 St. Paul Cos., Inc.                    299,700
            --------------------------------
      5,100 Transamerica Corp.                     356,363
            --------------------------------
     18,300 Travelers Group, Inc.                  898,988
            --------------------------------
     10,500 Wachovia Corp.                         519,750
            --------------------------------
                                               -----------
             Total                              22,869,336
            --------------------------------
                                               -----------
            HEALTH SERVICES--1.6%
            --------------------------------
     19,300 Columbia/HCA Healthcare Corp.        1,097,687
            --------------------------------
     10,700 United Healthcare Corp.                445,388
            --------------------------------
                                               -----------
             Total                               1,543,075
            --------------------------------
                                               -----------
            HEALTH TECHNOLOGY--1.5%
            --------------------------------
     12,600 Baxter International, Inc.             589,050
            --------------------------------
     19,500 Pharmacia & Upjohn, Inc.               804,375
            --------------------------------
                                               -----------
             Total                               1,393,425
            --------------------------------
                                               -----------
            INDUSTRIAL SERVICES--1.1%
            --------------------------------
     16,200 Browning-Ferris Industries, Inc.       405,000
            --------------------------------
     19,800 WMX Technologies, Inc.                 650,925
            --------------------------------
                                               -----------
             Total                               1,055,925
            --------------------------------
                                               -----------
            NON-ENERGY MINERALS--2.7%
            --------------------------------
      9,300 Aluminum Co. of America                548,700
            --------------------------------
      5,700 Georgia-Pacific Corp.                  451,012
            --------------------------------
      6,300 Phelps Dodge Corp.                     403,988
            --------------------------------
      8,700 Reynolds Metals Co.                    444,788
            --------------------------------
     13,700 Weyerhaeuser Co.                       631,913
            --------------------------------
                                               -----------
             Total                               2,480,401
            --------------------------------
                                               -----------
            PROCESS INDUSTRIES--4.2%
            --------------------------------
      7,200 Air Products & Chemicals, Inc.         419,400
            --------------------------------
     12,900 Dow Chemical Co.                     1,035,225
            --------------------------------
      5,700 Great Lakes Chemical Corp.             324,900
            --------------------------------



VIRTUS STYLE MANAGER: LARGE CAP FUND
--------------------------------------------------------------------------------

   SHARES                                             VALUE
 ---------- ------------------------------------   -----------
 COMMON STOCKS--CONTINUED
 -----------------------------------------------
     18,400 International Paper Co.                $   782,000
            ------------------------------------
      8,000 Morton International, Inc.                 318,000
            ------------------------------------
      8,000 Sherwin-Williams Co.                       371,000
            ------------------------------------
      6,400 Union Camp Corp.                           312,800
            ------------------------------------
      7,600 Union Carbide Corp.                        346,750
            ------------------------------------
                                                   -----------
             Total                                   3,910,075
            ------------------------------------
                                                   -----------
            PRODUCER MANUFACTURING--6.3%
            ------------------------------------
     12,100 Allied-Signal, Inc.                        797,087
            ------------------------------------
      6,600 Case Corp.                                 321,750
            ------------------------------------
      9,000 Caterpillar, Inc.                          678,375
            ------------------------------------
      9,800 Cooper Industries, Inc.                    423,850
            ------------------------------------
     12,100 Deere & Co.                                508,200
            ------------------------------------
      7,800 Honeywell, Inc.                            492,375
            ------------------------------------
      7,500 (a)ITT Corp.                               327,187
            ------------------------------------
      7,800 Ingersoll-Rand Co.                         370,500
            ------------------------------------
      4,400 Johnson Controls, Inc.                     330,000
            ------------------------------------
      4,100 Loews Corp.                                317,237
            ------------------------------------
      5,000 TRW, Inc.                                  465,000
            ------------------------------------
      8,500 Tenneco, Inc.                              426,063
            ------------------------------------
      5,000 Textron, Inc.                              425,000
            ------------------------------------
                                                   -----------
             Total                                   5,882,624
            ------------------------------------
                                                   -----------
            RETAIL TRADE--4.0%
            ------------------------------------
      6,500 Dayton-Hudson Corp.                        214,500
            ------------------------------------
     13,000 (a)Federated Department Stores, Inc.       435,500
            ------------------------------------
     18,078 Limited, Inc.                              345,742
            ------------------------------------
      9,400 Lowe's Cos., Inc.                          384,225
            ------------------------------------
     10,800 May Department Stores Co.                  525,150
            ------------------------------------
      9,500 Melville Corp.                             419,187
            ------------------------------------
     12,000 J. C. Penney Co., Inc.                     649,500
            ------------------------------------
      7,600 Sears, Roebuck & Co.                       340,100
            ------------------------------------
     14,000 (a)Toys R Us, Inc.                         407,750
            ------------------------------------
                                                   -----------
             Total                                   3,721,654
            ------------------------------------
                                                   -----------
            TECHNOLOGY SERVICES--2.0%
            ------------------------------------
      4,060 First Data Corp.,                          331,397
            ------------------------------------
     31,500 General Motors Corp.                     1,512,000
            ------------------------------------
                                                   -----------
             Total                                   1,843,397
            ------------------------------------
                                                   -----------



VIRTUS STYLE MANAGER: LARGE CAP FUND
--------------------------------------------------------------------------------

 SHARES                                                         VALUE
 ------ --------------------------------------------------   -----------
 COMMON STOCKS--CONTINUED
 ---------------------------------------------------------
        TRANSPORTATION--3.4%
        --------------------------------------------------
  4,800 (a)AMR Corp.                                         $   382,200
        --------------------------------------------------
  6,800 Burlington Northern Santa Fe                             573,750
        --------------------------------------------------
  8,500 CSX Corp.                                                429,250
        --------------------------------------------------
  6,200 Consolidated Rail Corp.                                  448,725
        --------------------------------------------------
  4,200 Delta Air Lines, Inc.                                    302,400
        --------------------------------------------------
  6,200 Norfolk Southern Corp.                                   566,525
        --------------------------------------------------
  6,500 Union Pacific Corp.                                      476,125
        --------------------------------------------------
                                                             -----------
         Total                                                 3,178,975
        --------------------------------------------------
                                                             -----------
        UTILITIES--10.6%
        --------------------------------------------------
 12,200 Bell Atlantic Corp.                                      730,475
        --------------------------------------------------
 40,600 BellSouth Corp.                                        1,502,200
        --------------------------------------------------
  6,800 Carolina Power & Light Co.                               234,600
        --------------------------------------------------
 10,800 Consolidated Edison Co.                                  299,700
        --------------------------------------------------
  5,800 Duke Power Co.                                           270,425
        --------------------------------------------------
 29,700 Edison International                                     530,887
        --------------------------------------------------
  7,900 Enron Corp.                                              321,925
        --------------------------------------------------
 13,600 Entergy Corp.                                            367,200
        --------------------------------------------------
 13,000 Houston Industries, Inc.                                 287,625
        --------------------------------------------------
 28,200 MCI Communications Corp.                                 722,625
        --------------------------------------------------
 19,500 NYNEX Corp.                                              848,250
        --------------------------------------------------
  9,800 Ohio Edison Co.                                          189,875
        --------------------------------------------------
 28,400 Pacific Gas & Electric Co.                               617,700
        --------------------------------------------------
 12,900 Pacificorp                                               266,063
        --------------------------------------------------
 12,400 Panenergy Corp.                                          429,350
        --------------------------------------------------
 15,500 PECO Energy Co.                                          368,125
        --------------------------------------------------
 24,200 Southern Co.                                             547,525
        --------------------------------------------------
  6,500 Texas Utilities Co.                                      257,563
        --------------------------------------------------
 27,300 U.S. West, Inc.                                          812,175
        --------------------------------------------------
 13,900 Unicom Corp.                                             349,238
        --------------------------------------------------
                                                             -----------
         Total                                                 9,953,526
        --------------------------------------------------
                                                             -----------
         TOTAL COMMON STOCKS (IDENTIFIED COST $86,073,687)    92,214,764
        --------------------------------------------------   -----------



VIRTUS STYLE MANAGER: LARGE CAP FUND
-------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                            VALUE
 ---------- ---------------------------------------------------   -----------
 (B) REPURCHASE AGREEMENT--1.3%
 --------------------------------------------------------------
 $1,231,984 Nikko Securities Co. International, Inc., 5.70%,
            dated 9/30/1996,
            due 10/1/1996 (AT AMORTIZED COST)                     $ 1,231,984
            ---------------------------------------------------
                                                                  -----------
             TOTAL INVESTMENTS (IDENTIFIED COST $87,305,671)(C)   $93,446,748
            ---------------------------------------------------   -----------


(a) Non-income producing security.

(b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(c) The cost of investments for federal tax purposes amounts to $87,310,058. The net unrealized appreciation of investments on a federal tax basis amounts to $6,136,690 which is comprised of $7,627,433 appreciation and $1,490,743 depreciation at September 30, 1996.

Note: The categories of investments are shown as a percentage of net assets
     ($93,573,999) at September 30, 1996.

The following acronym is used throughout this portfolio:

ADR--American Depositary Receipt

(See Notes which are an integral part of the Financial Statements)


THE STYLE MANAGER FUND
-------------------------------------------------------------------------------
  MANAGEMENT DISCUSSION AND ANALYSIS
  ----------------------------------------------------------------------------

    The twelve-month period ended September 30, 1996, was highlighted by significant directional movement in smaller cap stocks*. Driven by investor cash flow, small cap growth stocks in particular moved upward to unsustainable valuation levels in early 1996. At mid-year 1996, valuation concerns led to significant downward price movements in small growth stocks. We expect this to continue through 1996 with small growth stocks ending the year significantly below set alternative styles. In contrast, our focus has been on small value stocks which have demonstrated greater stability in an investment environment characterized by excessive risk measures.

  *Small capitalization stocks have historically experienced greater volatility than average.


THE STYLE MANAGER FUND
--------------------------------------------------------------------------------

              GROWTH OF $10,000 INVESTED IN THE STYLE MANAGER FUND

  The graph below illustrates the hypothetical investment of $10,000 in The Style Manager Fund (the "Fund") from March 7, 1995 (start of performance) to September 30, 1996, compared to the Standard & Poor's 500 Index ("S&P 500").+

                              [INSERT CHART HERE]

     AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED SEPTEMBER 30, 1996

1 Year.....................................................................7.98%
Start of Performance (3/7/95).............................................18.48%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 * Reflects operations of the Fund from the start of performance March 7, 1995 through September 30, 1996, on a cumulative basis.
** Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 2.00% contingent deferred sales charge on any redemption less than 5 years from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions.

 + The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index. This index is unmanaged.


VIRTUS STYLE MANAGER FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

   SHARES                                           VALUE
 ---------- ----------------------------------   -----------
 COMMON STOCKS--96.7%
 ---------------------------------------------
            COMMERCIAL SERVICES--3.5%
            ----------------------------------
     11,800 ABM Industries, Inc.                 $   199,125
            ----------------------------------
      9,000 American Business Products, Inc.         200,250
            ----------------------------------
      6,900 Nash Finch Co.                           110,400
            ----------------------------------
     14,247 Ogden Corp.                              286,721
            ----------------------------------
     37,000 Safety-Kleen Corp.                       610,500
            ----------------------------------
     18,300 Standard Register                        505,538
            ----------------------------------
      2,700 True North Communications, Inc.           62,438
            ----------------------------------
      7,818 Wallace Computer, Inc.                   220,859
            ----------------------------------   -----------
                                                 -----------
             Total                                 2,195,831
            ----------------------------------   -----------
                                                 -----------
            CONSUMER DURABLES--3.8%
            ----------------------------------
      8,500 Bassett Furniture Industries, Inc.       201,875
            ----------------------------------
     15,093 Fleetwood Enterprises, Inc.              464,110
            ----------------------------------
     12,200 Kaufman & Broad Homes Corp.              158,600
            ----------------------------------
     10,800 La-Z Boy Chair Co.                       325,350
            ----------------------------------
      4,700 National Presto Industries, Inc.         176,838
            ----------------------------------
      4,300 Oneida Ltd.                               64,500
            ----------------------------------
      5,800 Skyline Corp.                            159,500
            ----------------------------------
     10,400 Stanhome, Inc.                           300,300
            ----------------------------------
      2,500 Starrett (L.S.) Co., Class A              59,688
            ----------------------------------
     17,200 Sturm Ruger & Co., Inc.                  337,550
            ----------------------------------
     16,200 Winnebago Industries, Inc.               129,600
            ----------------------------------
                                                 -----------
             Total                                 2,377,911
            ----------------------------------
                                                 -----------
            CONSUMER NON-DURABLES--5.6%
            ----------------------------------
     12,992 Block Drug, Inc., Class A                583,016
            ----------------------------------
     22,500 Coors Adolph Co., Class B                493,594
            ----------------------------------
     29,103 Dean Foods Co.                           822,160
            ----------------------------------
     36,750 Flowers Industries, Inc.                 748,781
            ----------------------------------
     11,200 International Multifoods Corp.           182,000
            ----------------------------------
      5,500 Oxford Industries, Inc.                   94,875
            ----------------------------------
     22,300 Universal Corp.                          568,650
            ----------------------------------   -----------
                                                 -----------
             Total                                 3,493,076
            ----------------------------------   -----------
                                                 -----------
            CONSUMER SERVICES--0.9%
            ----------------------------------
      9,000 Luby's Cafeterias, Inc.                  216,000
            ----------------------------------
     12,900 Sbarro, Inc.                             333,788
            ----------------------------------   -----------
                                                 -----------
             Total                                   549,788
            ----------------------------------   -----------
                                                 -----------
            ELECTRONIC TECHNOLOGY--0.6%
            ----------------------------------
      2,500 Curtiss Wright Corp.                     136,250
            ----------------------------------



VIRTUS STYLE MANAGER FUND
--------------------------------------------------------------------------------

   SHARES                                            VALUE
 ---------- -----------------------------------   -----------
 COMMON STOCKS--CONTINUED
 ----------------------------------------------
      5,600 Thiokol Corp.                         $   262,500
            -----------------------------------   -----------
                                                  -----------
             Total                                    398,750
            -----------------------------------   -----------
                                                  -----------
            FINANCE--36.1%
            -----------------------------------
     12,900 Alfa Corp.                                153,187
            -----------------------------------
      6,600 Associated Banc Corp.                     266,475
            -----------------------------------
     12,200 Bancorpsouth, Inc.                        286,700
            -----------------------------------
      8,200 Bankers Corp.                             149,650
            -----------------------------------
      4,800 CCB Financial Corp.                       262,800
            -----------------------------------
      9,907 CNB Bancshares, Inc.                      291,011
            -----------------------------------
     39,393 Central Fidelity Banks, Inc.              955,280
            -----------------------------------
     14,300 Centura Banks, Inc.                       552,337
            -----------------------------------
      4,625 Chittenden Corp.                          116,781
            -----------------------------------
      9,600 Citizens Bancorp                          460,800
            -----------------------------------
      9,100 Citizens Banking Corp.                    260,487
            -----------------------------------
      9,345 Commerce Bancorp, Inc.                    246,474
            -----------------------------------
     24,941 Compass Bancshares, Inc.                  857,347
            -----------------------------------
     10,600 Cullen Frost Bankers, Inc.                319,325
            -----------------------------------
     19,600 Dauphin Deposit Corp.                     607,600
            -----------------------------------
     14,800 Deposit Guaranty Corp.                    714,100
            -----------------------------------
      7,300 F & M National Corp.                      134,137
            -----------------------------------
     18,356 First American Corp.                      881,088
            -----------------------------------
     24,885 First Commerce Corp.                      867,864
            -----------------------------------
     12,300 First Commmonwealth Financial Corp.       226,012
            -----------------------------------
     15,600 First Financial Corp. Wisconsin           374,400
            -----------------------------------
     17,400 First Hawaiian, Inc.                      539,400
            -----------------------------------
     16,240 First Michigan Bank Corp.                 401,940
            -----------------------------------
      6,200 Firstbank Illinois Co.                    197,625
            -----------------------------------
      6,500 Foremost Corp.                            357,500
            -----------------------------------
      6,700 Fort Wayne National Corp.                 216,075
            -----------------------------------
      8,100 Fremont General Corp.                     238,950
            -----------------------------------
     18,810 Fulton Financial Corp.                    376,200
            -----------------------------------
     12,800 GATX Corp.                                598,400
            -----------------------------------
     11,100 Home Beneficial Corp., Class B            274,725
            -----------------------------------
      6,700 JSB Financial, Inc.                       242,037
            -----------------------------------
      9,700 Jefferson Bankshares, Inc.                263,719
            -----------------------------------
     22,650 Keystone Financial, Inc.                  566,250
            -----------------------------------
      4,300 Liberty Bancorp, Inc.-Oklahoma            163,400
            -----------------------------------
     17,800 Magna Group, Inc.                         498,400
            -----------------------------------
      8,000 Mark Twain Bancshares, Inc.               337,000
            -----------------------------------
     33,571 Mercantile Bankshares Corp.               994,541
            -----------------------------------



VIRTUS STYLE MANAGER FUND
--------------------------------------------------------------------------------

   SHARES                                               VALUE
 ---------- --------------------------------------   -----------
 COMMON STOCKS--CONTINUED
 -------------------------------------------------
     13,310 Mid Am, Inc.                             $   232,925
            --------------------------------------
      6,700 National Golf Properties, Inc.               186,763
            --------------------------------------
      3,900 New York Bancorp, Inc.                       123,337
            --------------------------------------
     24,547 Ohio Casualty Corp.                          834,598
            --------------------------------------
      9,400 Omega Healthcare Investors                   282,000
            --------------------------------------
      9,100 One Valley Bancorp West Virginia, Inc.       359,450
            --------------------------------------
     21,800 PHH Corp.                                    648,550
            --------------------------------------
      5,500 PXRE Corp.                                   125,812
            --------------------------------------
     15,000 Provident Bancorp, Inc.                      658,125
            --------------------------------------
     53,200 Reliance Group Holdings, Inc.                412,300
            --------------------------------------
      7,970 Republic Bancorp, Inc.                        96,636
            --------------------------------------
      3,100 S & T Bancorp, Inc.                           97,650
            --------------------------------------
      9,100 Selective Insurance Group, Inc.              304,850
            --------------------------------------
      7,400 Susquehanna Bankshares, Inc.                 220,150
            --------------------------------------
      2,100 Trenwick Group, Inc.                         108,675
            --------------------------------------
     22,000 USLIFE Corp.                                 660,000
            --------------------------------------
      7,600 United Bankshares, Inc.                      223,250
            --------------------------------------
     17,700 United Carolina Bancshares                   411,525
            --------------------------------------
      3,800 Washington National Corp.                    109,725
            --------------------------------------
      5,700 Whitney Holding Corp.                        186,675
            --------------------------------------
     11,300 Zenith National Insurance Corp.              307,925
            --------------------------------------
      9,200 Zions Bancorp                                814,200
            --------------------------------------   -----------
                                                     -----------
             Total                                    22,655,138
            --------------------------------------   -----------
                                                     -----------
            HEALTH TECHNOLOGY--0.2%
            --------------------------------------
      8,100 ADAC Laboratories                            163,012
            --------------------------------------   -----------
                                                     -----------
            NON-ENERGY MINERALS--2.8%
            --------------------------------------
     10,500 Carpenter Technology Corp.                   367,500
            --------------------------------------
     10,800 Chaparral Steel Co.                          151,200
            --------------------------------------
      5,100 Cleveland Cliffs, Inc.                       204,000
            --------------------------------------
      8,600 Lukens, Inc.                                 156,950
            --------------------------------------
      4,200 Quanex Corp.                                 112,875
            --------------------------------------
     18,900 Rayonier, Inc.                               751,275
            --------------------------------------   -----------
                                                     -----------
             Total                                     1,743,800
            --------------------------------------   -----------
                                                     -----------
            PROCESS INDUSTRIES--4.9%
            --------------------------------------
      6,200 Chemed Corp.                                 235,600
            --------------------------------------
        700 Chesapeake Corp.                              19,250
            --------------------------------------
     15,600 Dexter Corp.                                 466,050
            --------------------------------------
      9,000 Guilford Mills, Inc.                         202,500
            --------------------------------------
      5,600 Learonal                                     123,900
            --------------------------------------
     33,100 Longview Fibre Co.                           521,325
            --------------------------------------



VIRTUS STYLE MANAGER FUND
--------------------------------------------------------------------------------

   SHARES                                             VALUE
 ---------- ------------------------------------   -----------
 COMMON STOCKS--CONTINUED
 -----------------------------------------------
     10,000 O'Sullivan Corp.                       $   106,250
            ------------------------------------
      8,500 Pope & Talbot, Inc.                        130,687
            ------------------------------------
     20,980 Potlatch Corp.                             812,975
            ------------------------------------
      8,300 Springs Industries, Inc., Class A          369,350
            ------------------------------------
      6,400 Stepen Chemical Co.                        114,400
            ------------------------------------   -----------
                                                   -----------
             Total                                   3,102,287
            ------------------------------------   -----------
                                                   -----------
            PRODUCER MANUFACTURING--4.5%
            ------------------------------------
      7,600 Cascade Corp.                               91,200
            ------------------------------------
      4,900 Commercial Intertech Corp.                  56,350
            ------------------------------------
      4,900 Cuno, Inc.                                  75,950
            ------------------------------------
      5,000 Hunt Manufacturers Co.                      84,375
            ------------------------------------
      8,400 K2, Inc.                                   219,450
            ------------------------------------
      9,800 Kaman Corp., Class A                       104,125
            ------------------------------------
     13,400 Kimball International, Inc., Class B       490,775
            ------------------------------------
      7,350 Manitowoc, Inc.                            236,119
            ------------------------------------
     15,200 Herman Miller, Inc.                        615,600
            ------------------------------------
      7,900 Simpson Industries, Inc.                    79,988
            ------------------------------------
     13,300 Smith (A.O.) Corp.                         330,838
            ------------------------------------
      7,800 Standard Products Co.                      196,950
            ------------------------------------
      3,700 Thomas Industries, Inc.                     71,688
            ------------------------------------
     19,800 UNR Industries, Inc.                       131,175
            ------------------------------------
      5,000 Zero Corp.                                  95,000
            ------------------------------------   -----------
                                                   -----------
             Total                                   2,879,583
            ------------------------------------   -----------
                                                   -----------
            RETAIL TRADE--3.7%
            ------------------------------------
      4,000 Blair Corp.                                 86,000
            ------------------------------------
      8,100 CPI Corp.                                  151,875
            ------------------------------------
      9,900 Cato Corp., Class A                         54,450
            ------------------------------------
     36,200 Family Dollar Stores, Inc.                 628,975
            ------------------------------------
     13,200 Ingles Markets, Inc., Class A              212,850
            ------------------------------------
     11,300 Longs Drug Stores Corp.                    491,550
            ------------------------------------
     26,400 Ruddick Corp.                              363,000
            ------------------------------------
     20,400 Shopko Stores, Inc.                        323,850
            ------------------------------------   -----------
                                                   -----------
             Total                                   2,312,550
            ------------------------------------   -----------
                                                   -----------
            TRANSPORTATION--0.9%
            ------------------------------------
     22,900 Alexander and Baldwin, Inc.                561,050
            ------------------------------------   -----------
                                                   -----------
            UTILITIES--29.2%
            ------------------------------------
     46,028 American Water Works Co., Inc.             995,355
            ------------------------------------
     33,500 Atlantic Energy, Inc. NJ                   586,250
            ------------------------------------
      8,500 Bay State Gas Co.                          227,375
            ------------------------------------
      9,200 Black Hills Corp.                          238,050
            ------------------------------------



VIRTUS STYLE MANAGER FUND
--------------------------------------------------------------------------------

  SHARES                                                VALUE
 --------- ---------------------------------------   -----------
 COMMON STOCKS--CONTINUED
 -------------------------------------------------
     4,000 California Water Service Corp.            $   152,500
           ---------------------------------------
    11,100 Central Hudson Gas & Electric Service         330,225
           ---------------------------------------
     7,400 Central VT Public Service Corp.                92,500
           ---------------------------------------
     8,400 Cilcorp, Inc.                                 333,900
           ---------------------------------------
    23,176 Cipsco, Inc.                                  825,645
           ---------------------------------------
     5,600 Connecticut Energy Corp.                      112,000
           ---------------------------------------
     6,300 Connecticut Natural Gas Corp.                 152,775
           ---------------------------------------
     2,700 ETOWN                                          78,975
           ---------------------------------------
     9,800 Eastern Enterprises                           369,950
           ---------------------------------------
    13,000 Eastern Utilities Association                 219,375
           ---------------------------------------
    13,577 El Paso Natural Gas                           597,388
           ---------------------------------------
     5,000 Empire Distribution Electric Co.               93,750
           ---------------------------------------
     6,900 Energen Corp.                                 165,600
           ---------------------------------------
    21,114 Hawaiian Electric Industries, Inc.            720,515
           ---------------------------------------
    18,800 IES Industries, Inc.                          571,050
           ---------------------------------------
    22,600 Idaho Power Co.                               709,075
           ---------------------------------------
     3,300 Interstate Power Co.                           95,700
           ---------------------------------------
    11,100 Laclede Gas Co.                               269,175
           ---------------------------------------
    18,200 MDU Resources Group, Inc.                     391,300
           ---------------------------------------
    10,200 Madison Gas & Electric Co.                    228,225
           ---------------------------------------
    37,179 MidAmerican Energy Co.                        590,217
           ---------------------------------------
    19,900 Minnesota Power And Light Co.                 529,837
           ---------------------------------------
    29,700 Nevada Power Co.                              605,138
           ---------------------------------------
     7,500 New Jersey Resources Corp.                    210,000
           ---------------------------------------
    14,100 Northwest Natural Gas Co.                     324,300
           ---------------------------------------
     5,600 Northwestern Public Service Co.               167,300
           ---------------------------------------
    17,200 Oneok, Inc.                                   473,000
           ---------------------------------------
     8,700 Orange & Rockland Utilities, Inc.             304,500
           ---------------------------------------
     2,800 Pennsylvania Enterprises                      116,200
           ---------------------------------------
    22,000 Peoples Energy Corp.                          748,000
           ---------------------------------------
    11,250 Philadelphia Suburban Corp.                   185,625
           ---------------------------------------
    18,300 Piedmont Natural Gas, Inc.                    441,488
           ---------------------------------------
    14,112 Portland General Corp.                        541,548
           ---------------------------------------
    11,900 Public Service Co. North Carolina, Inc.       218,662
           ---------------------------------------
    24,500 Rochester Gas & Electric Corp                 447,125
           ---------------------------------------
     9,300 SIG Corp., Inc.                               317,363
           ---------------------------------------
    19,000 Sierra Pacific Resources                      491,625
           ---------------------------------------
     6,300 South Jersey Industries, Inc.                 148,050
           ---------------------------------------
     3,900 United Cities Gas Co.                          87,506
           ---------------------------------------
     9,000 United Illuminating Co.                       309,375
           ---------------------------------------



VIRTUS STYLE MANAGER FUND
-------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
   AMOUNT                                                            VALUE
 ---------- ---------------------------------------------------   -----------
 COMMON STOCKS--CONTINUED
 --------------------------------------------------------------
     20,500 United Water Resources, Inc.                          $   338,250
            ---------------------------------------------------
     17,900 WPL Holdings, Inc.                                        521,338
            ---------------------------------------------------
     12,200 WPS Resources Corp.                                       370,575
            ---------------------------------------------------
     27,300 Washington Gas Light Co.                                  600,600
            ---------------------------------------------------
     35,600 Washington Water Power Co.                                671,950
            ---------------------------------------------------
                                                                  -----------
             Total                                                 18,316,225
            ---------------------------------------------------
                                                                  -----------
             TOTAL COMMON STOCKS (IDENTIFIED COST $55,658,695)     60,749,001
            ---------------------------------------------------   -----------
 (A) REPURCHASE AGREEMENTS--3.1%
 --------------------------------------------------------------
 $1,965,010 Nikko Securities Co. International, Inc., 5.70%,
            dated 9/30/1996,
            due 10/1/1996 (AT AMORTIZED COST)                       1,965,010
            ---------------------------------------------------
                                                                  -----------
             TOTAL INVESTMENTS (IDENTIFIED COST $57,680,055)(B)   $62,714,011
            ---------------------------------------------------   -----------


(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(b) The cost of investments for federal tax purposes amounts to $57,822,007. The net unrealized appreciation of investments on a federal tax basis amounts to $4,892,004 which is comprised of $6,181,687 appreciation and $1,289,683 depreciation at September 30, 1996.

Note: The categories of investments are shown as a percentage of net assets
      ($62,782,579) at September 30, 1996.

(See Notes which are an integral part of the Financial Statements)


VIRGINIA MUNICIPAL BOND FUND
-------------------------------------------------------------------------------
  MANAGEMENT DISCUSSION AND ANALYSIS
  ----------------------------------------------------------------------------

    Stronger than expected economic growth and inflation fears led to sharply higher interest rates in the first half of 1996. These higher rates have put a brake on the economy that caused a slowdown in the third quarter. We believe that this slower growth should lead to lower rates for the remainder of 1996 and into 1997. In order to lock in higher yields and capture price appreciation as rates fall we have extended the average maturity and duration of the Virtus Virginia Municipal Bond Fund. The target average weighted maturity for the fund is currently 11 years.

    Municipals outperformed treasuries as yields rose by preserving more of their value. This has caused municipals to be slightly expensive versus treasuries on a historical basis. This relationship should move closer to historical averages if interest rates continue to fall.



THE VIRGINIA MUNICIPAL BOND FUND--Investment Shares
--------------------------------------------------------------------------------

       GROWTH OF $10,000 INVESTED IN THE VIRGINIA MUNICIPAL BOND FUND--
                              INVESTMENT SHARES

  The graph below illustrates the hypothetical investment of $10,000 in The Virginia Municipal Bond Fund (the "Fund") from October 24, 1990 (start of performance) to September 30, 1996, compared to the Lehman Brothers 10 Year Municipal Bond Index ("LBMBI").+

                              [INSERT CHART HERE]

     AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED SEPTEMBER 30, 1996

1 Year.....................................................................0.59%
5 Year.....................................................................5.88%
Start of Performance (10/24/90)............................................6.24%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 *Reflects operations of the Fund from the start of performance 10/24/90 through 9/30/96; on a cumulative basis.

**Represents a hypothetical investment of $10,000 in the Fund. Certain investors are subject to a 2.00% contingent deferred sales charge on shares redeemed within five years of purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions.

 +The LBMBI is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LBMBI has been adjusted to reflect reinvestment of dividends on securities in the index. This index is unmanaged.


THE VIRGINIA MUNICIPAL BOND FUND--Trust Shares
--------------------------------------------------------------------------------

  GROWTH OF $10,000 INVESTED IN THE VIRGINIA MUNICIPAL BOND FUND--TRUST SHARES

  The graph below illustrates the hypothetical investment of $10,000 in The Virginia Municipal Bond Fund (the "Fund") from October 24, 1990 (start of performance) to September 30, 1996, compared to the Lehman Brothers 10 Year Municipal Bond Index ("LBMBI").+

                              [INSERT CHART HERE]

     AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED SEPTEMBER 30, 1996

1 Year.....................................................................2.86%
5 Year.....................................................................6.06%
Start of Performance (10/24/90)............................................6.40%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 *Reflects operations of the Fund from the start of performance 10/24/90 through 9/30/96; on a cumulative basis.

**Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions.

 +The LBMBI is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LBMBI has been adjusted to reflect reinvestment of dividends on securities in the index. This index is unmanaged.


THE VIRGINIA MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

 PRINCIPAL                                               CREDIT
   AMOUNT                                                RATING*    VALUE
 ---------- ------------------------------------------   ------- -----------
 LONG-TERM MUNICIPAL SECURITIES--96.1%
 -----------------------------------------------------
            VIRGINIA--96.1%
            ------------------------------------------
 $1,000,000 Albemarle County, VA IDA, Hospital Revenue
            Refunding Bonds, 5.75% (Martha Jefferson
            Hospital), 10/1/2008                            A    $ 1,016,850
            ------------------------------------------
  1,000,000 Arlington County, VA, GO UT Bonds, 5.30%
            (Original Issue Yield: 5.40%), 6/1/2011        AAA       993,780
            ------------------------------------------
  3,675,000 Big Stone Gap, VA Redevelopment & Housing
            Authority, Correctional Facility Lease
            Revenue Bonds, 6.00% (Wallens Ridge
            Development Project), 9/1/2007                 AA      3,896,970
            ------------------------------------------
  3,000,000 Chesapeake Bay Bridge & Tunnel District,
            VA, Revenue Bonds, 5.50% (FGIC
            INS)/(Original Issue Yield: 5.65%),
            7/1/2006                                       AAA     3,082,920
            ------------------------------------------
  7,890,000 Chesapeake Bay Bridge & Tunnel District,
            VA, Revenue Bonds, 5.875% (FGIC
            INS)/(Original Issue Yield: 5.95%),
            7/1/2010                                       AAA     8,130,251
            ------------------------------------------
  3,500,000 Chesapeake, VA, GO UT Bonds, 5.375%
            (Commonwealth of Virginia GTD)/(Original
            Issue Yield: 5.45%), 5/1/2010                  AA      3,486,490
            ------------------------------------------
  2,980,000 Chesterfield County, VA, GO UT Bonds,
            5.25%, 3/1/2010                                AA+     2,964,266
            ------------------------------------------
  1,500,000 Chesterfield County, VA, GO UT Refunding
            Bonds, 5.00%, 3/1/2006                         AA+     1,504,545
            ------------------------------------------
  5,860,000 Commonwealth of Virginia, GO UT Bonds,
            5.375%, 6/1/2009                               AAA     5,905,708
            ------------------------------------------
  4,000,000 Commonwealth of Virginia, GO UT Public
            Facilities Bonds (Series A), 5.70%
            (Original Issue Yield: 5.75%), 6/1/2008        AAA     4,142,080
            ------------------------------------------
  2,545,000 Danville, VA IDA, Hospital Refunding
            Revenue Bonds, 6.20% (Danville Regional
            Medical Center)/(FGIC INS)/(Original Issue
            Yield: 6.30%), 10/1/2009                       AAA     2,676,424
            ------------------------------------------
  2,605,000 Fairfax County, VA Sewer Revenue, Revenue
            Bonds, 5.625%, 7/15/2011                       AA      2,631,623
            ------------------------------------------
  1,140,000 Fairfax County, VA Sewer Revenue, Sewer
            Refunding Revenue Bonds, 5.30% (AMBAC
            INS), 11/15/2006                               AAA     1,155,983
            ------------------------------------------
  1,505,000 Fairfax County, VA Sewer Revenue, Sewer
            Refunding Revenue Bonds, 5.40% (AMBAC
            INS), 11/15/2007                               AAA     1,523,165
            ------------------------------------------
  4,000,000 Fairfax County, VA, (Series A), 5.25%
            (State Aid Withholding LOC)/(Original
            Issue Yield: 5.35%), 6/1/2009                  AAA     3,986,880
            ------------------------------------------
  2,000,000 Henrico County, VA IDA, Refunding Revenue
            Bonds, 5.60% (Bon Secours Health
            System)/(MBIA INS)/(Original Issue Yield:
            5.65%), 8/15/2010                              AAA     1,986,140
            ------------------------------------------
  1,000,000 Henrico County, VA, GO UT Refunding Bonds,
            5.20% (Original Issue Yield: 5.30%),
            1/15/2007                                      AAA     1,008,570
            ------------------------------------------
  1,000,000 Henrico County, VA, GO UT Refunding Bonds,
            5.20% (Original Issue Yield: 5.35%),
            1/15/2008                                      AAA     1,001,590
            ------------------------------------------
    600,000 Loudoun County, VA IDA, Lease Revenue
            Bonds, 5.50% (Northern Virginia Criminal
            Justice)/(Original Issue Yield: 5.829%),
            6/1/2008                                       AA-       612,594
            ------------------------------------------
  1,000,000 Loudoun County, VA, GO UT Refunding Bonds
            (Series A), 5.50% (Commonwealth of
            Virginia GTD)/(Original Issue Yield:
            5.649%), 10/1/2007                             AA-     1,019,550
            ------------------------------------------



THE VIRGINIA MUNICIPAL BOND FUND
-------------------------------------------------------------------------------

 PRINCIPAL                                               CREDIT
   AMOUNT                                                RATING*    VALUE
 ---------- ------------------------------------------   ------- -----------
 $1,000,000 Lynchburg, VA, GO UT Refunding Bonds,
            5.00% (Original Issue Yield: 5.15%),
            4/1/2004                                       AA    $ 1,009,030
            ------------------------------------------
  1,850,000 Lynchburg, VA, GO UT Refunding Bonds,
            5.25% (Original Issue Yield: 5.45%),
            4/1/2007                                       AA      1,859,435
            ------------------------------------------
  1,835,000 Newport News, VA, GO UT Bonds (Series A),
            6.10%, 6/1/2008                                AA-     1,929,613
            ------------------------------------------
  1,500,000 Newport News, VA, GO UT Refunding Bonds
            (Series C), 5.20%, 6/1/2008                    AA-     1,487,850
            ------------------------------------------
  3,000,000 Norfolk, VA, GO UT Bonds, 5.25%
            (Commonwealth of Virginia GTD)/(Original
            Issue Yield: 5.55%), 6/1/2011                  AA      2,935,260
            ------------------------------------------
  2,000,000 Norfolk, VA, GO UT Bonds, 5.70% (MBIA
            INS), 6/1/2008                                 AAA     2,065,720
            ------------------------------------------
  2,535,000 Portsmouth, VA, GO UT Bonds, 5.00% (FGIC
            INS), 8/1/2011                                 AAA     2,413,574
            ------------------------------------------
  5,145,000 Richmond, VA, Metropolitan Authority,
            Refunding Revenue Bonds (Series A), 6.00%
            (FGIC INS)/(Original Issue Yield: 6.249%),
            7/15/2008                                      AAA     5,393,709
            ------------------------------------------
  3,375,000 Riverside, VA, Regional Jail Authority,
            Jail Facility Revenue Bonds, 5.625% (MBIA
            INS)/(Original Issue Yield: 5.75%),
            7/1/2007                                       AAA     3,491,708
            ------------------------------------------
  1,185,000 Roanoke, VA IDA, Hospital Revenue
            Refunding Bonds (Series B), 6.00% (Roanoke
            Memorial Hospital)/(Original Issue Yield:
            6.10%), 7/1/2007                               A+      1,221,119
            ------------------------------------------
  1,000,000 Roanoke, VA, GO UT Bonds, 4.70%, 8/1/2005      AA        975,580
            ------------------------------------------
  8,255,000 Virginia State Public Building Authority,
            Revenue Bonds, 5.20% (Original Issue
            Yield: 5.40%), 8/1/2010                        AA      8,045,488
            ------------------------------------------
  2,030,000 Virginia State Transportation Board,
            Revenue Bonds, 6.00% (Northern Virginia
            Transportation District )/(Original Issue
            Yield: 6.10%), 5/15/2008                       AA      2,134,931
            ------------------------------------------
  1,500,000 Virginia State Transportation Board,
            Transportation Contract Revenue Bonds
            (Series C), 5.10% (Northern Virginia
            Transportation District ), 5/15/2007           AA      1,481,160
            ------------------------------------------
  1,000,000 Virginia State Transportation Board,
            Transportation Contract Revenue Refunding
            Bonds, 5.375% (U.S. Route 58 Corridor
            PG-A), 5/15/2007                               AA      1,010,589
            ------------------------------------------
                                                                 -----------
             TOTAL LONG-TERM MUNICIPAL SECURITIES
             (IDENTIFIED COST $89,586,325)                        90,181,145
            ------------------------------------------
                                                                 -----------
 MUTUAL FUND ISSUES--1.5%
 -----------------------------------------------------
  1,357,387 Goldman Sachs & Co. ILA Tax Exempt                     1,357,387
            ------------------------------------------
     54,624 Municipal Fund for Temporary Investment                   54,624
            ------------------------------------------
                                                                 -----------
             TOTAL MUTUAL FUND ISSUES (AT AMORTIZED
             COST)                                                 1,412,011
            ------------------------------------------
                                                                 -----------
             TOTAL INVESTMENTS (IDENTIFIED COST
             $90,998,338)(A)                                     $91,593,156
            ------------------------------------------
                                                                 -----------


(a) The cost of investments for federal tax purposes amounts to $90,998,338. The unrealized appreciation of investments on a federal tax basis amounts to $594,818 which is comprised of $1,010,121 appreciation and $415,303 depreciation at September 30, 1996

  * Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

Note: The categories of investments are shown as a percentage of net assets
      ($93,809,925) at September 30, 1996.


THE VIRGINIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

The following acronym(s) are used throughout this portfolio:

AMBAC--American Municipal Bond Assurance Corporation
FGIC--Financial Guaranty Insurance Company
GO--General Obligation
GTD--Guaranty
IDA--Industrial Development Authority
INS--Insured
LOC--Letter of Credit
MBIA--Municipal Bond Investors Assurance
UT--Unlimited Tax

(See Notes which are an integral part of the Financial Statements)


MARYLAND MUNICIPAL BOND FUND
-------------------------------------------------------------------------------
  MANAGEMENT DISCUSSION AND ANALYSIS
  ----------------------------------------------------------------------------

    Stronger than expected economic growth and inflation fears led to sharply higher interest rates in the first half of 1996. These higher rates have put a brake on the economy that caused a slowdown in the third quarter. We believe that this slower growth should lead to lower rates for the remainder of 1996 and into 1997. In order to lock in higher yields and capture price appreciation as rates fall we have extended the average maturity and duration of the Virtus Maryland Municipal Bond Fund. The target average weighted maturity for the fund is currently 11 years.

    Municipals outperformed treasuries as yields rose by preserving more of their value. This has caused municipals to be slightly expensive versus treasuries on a historical basis. This relationship should move closer to historical averages if interest rates continue to fall.


THE MARYLAND MUNICIPAL BOND FUND--Investment Shares
--------------------------------------------------------------------------------

       GROWTH OF $10,000 INVESTED IN THE MARYLAND MUNICIPAL BOND FUND--
                              INVESTMENT SHARES

  The graph below illustrates the hypothetical investment of $10,000 in The Maryland Municipal Bond Fund (the "Fund") from October 30, 1990 (start of performance) to September 30, 1996, compared to the Lehman Brothers 10 Year Municipal Bond Index ("LBMBI").+

                              [INSERT CHART HERE]

     AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED SEPTEMBER 30, 1996

1 Year.....................................................................0.33%
5 Year.....................................................................5.60%
Start of Performance (10/30/90)............................................5.86%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 *Reflects operations of the Fund from the start of performance 10/30/90 through 9/30/96; on a cumulative basis.

**Represents a hypothetical investment of $10,000 in the Fund. Certain investors are subject to a 2.00% contingent deferred sales charge on shares redeemed within five years of purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions.

 +The LBMBI is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LBMBI has been adjusted to reflect reinvestment of dividends on securities in the index. This index is unmanaged.


THE MARYLAND MUNICIPAL BOND FUND--Trust Shares
--------------------------------------------------------------------------------

  GROWTH OF $10,000 INVESTED IN THE MARYLAND MUNICIPAL BOND FUND--TRUST SHARES

  The graph below illustrates the hypothetical investment of $10,000 in The Maryland Municipal Bond Fund (the "Fund") from October 30, 1990 (start of performance) to September 30, 1996, compared to the Lehman Brothers 10 Year Municipal Bond Index ("LBMBI").+

                              [INSERT CHART HERE]

     AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED SEPTEMBER 30, 1996

1 Year.....................................................................2.61%
5 Year.....................................................................5.78%
Start of Performance (10/30/90)............................................6.01%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 *Reflects operations of the Fund from the start of performance 10/30/90 through 9/30/96; on a cumulative basis.

**Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions.

 +The LBMBI is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LBMBI has been adjusted to reflect reinvestment of dividends on securities in the index. This index is unmanaged.


THE MARYLAND MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

 PRINCIPAL                                               CREDIT
   AMOUNT                                                RATING*    VALUE
 ---------- ------------------------------------------   ------- -----------
 LONG-TERM MUNICIPAL SECURITIES--95.5%
 -----------------------------------------------------
 $1,000,000 Baltimore County, MD Revenue Authority,
            Revenue Refunding Bonds, 5.25% (Original
            Issue Yield: 5.40%), 7/1/2008                   A    $ 1,036,480
            ------------------------------------------
  4,000,000 Baltimore County, MD, UT GO Refunding
            Bonds, 5.50% (Pension Funding), 8/1/2005       AA+     4,177,480
            ------------------------------------------
  1,000,000 Baltimore, MD, UT GO Bonds (Series A),
            5.375% (AMBAC INS), 10/15/2008                 AAA     1,001,420
            ------------------------------------------
  1,350,000 Howard County, MD, UT GO Refunding Bonds
            (Series A), 5.25% (Original Issue Yield:
            5.45%), 8/15/2007                              AA+     1,363,743
            ------------------------------------------
  1,930,000 Howard County, MD, UT GO Refunding Bonds
            (Series A), 5.25% (Original Issue Yield:
            5.60%), 8/15/2011                              AA+     1,903,443
            ------------------------------------------
  1,740,000 Maryland National Capital Park & Planning
            Commission, UT GO Bonds, 5.125% (Park
            Aquisition & Development S-2)/ (Original
            Issue Yield: 5.25%), 7/1/2010                  AA      1,694,812
            ------------------------------------------
  2,000,000 Maryland National Capital Park & Planning
            Commission, Park Aquisition & Development
            Refunding UT GO Bonds Series S-2, 5.125%
            (Original Issue Yield: 5.20%), 7/1/2009        AA      1,959,700
            ------------------------------------------
  1,720,000 Maryland State Community Development
            Administration, Revenue Bonds (Single
            Family Program-Fifth Series), 5.40%,
            4/1/2008                                       Aa      1,736,736
            ------------------------------------------
  1,000,000 Maryland State Health & Higher Educational
            Facilities Authority, Refunding Revenue
            Bonds, 5.30% (Francis Scott Key Medical
            Center)/(FGIC INS)/(Original Issue Yield:
            5.40%), 7/1/2008                               AAA       996,370
            ------------------------------------------
    500,000 Maryland State Health & Higher Educational
            Facilities, Refunding Revenue Bonds, 5.30%
            (Northwest Hospital Center, Inc.)/(AMBAC
            INS)/(Original Issue Yield: 5.45%),
            7/1/2006                                       AAA       505,715
            ------------------------------------------
  1,500,000 Maryland State Health & Higher Educational
            Facilities Authority, Revenue Bonds, 5.20%
            (Frederick Memorial Hospital)/(FGIC
            INS)/(Original Issue Yield: 5.30%),
            7/1/2008                                       AAA     1,491,675
            ------------------------------------------
  2,000,000 Maryland State & Local Facilities, UT GO
            Bonds, 5.25%, 6/15/2007                        AAA     2,023,360
            ------------------------------------------
  2,500,000 Maryland State & Local Facilities, UT GO
            Bonds, 5.70% (Original Issue Yield:
            5.75%), 3/15/2010                              AAA     2,577,600
            ------------------------------------------
  1,800,000 Maryland State Stadium Authority, Lease
            Revenue Bonds, 5.875% (AMBAC INS),
            12/15/2011                                     AAA     1,845,648
            ------------------------------------------
    500,000 Maryland State Transportation Authority,
            Refunding Revenue Bonds, 5.70% (Original
            Issue Yield: 5.80%), 7/1/2005                  A+        524,340
            ------------------------------------------
    850,000 Maryland State Transportation Authority,
            Refunding Revenue Bonds, 5.80% (Original
            Issue Yield: 5.90%), 7/1/2006                  A+        894,999
            ------------------------------------------
    820,000 Montgomery County, MD, UT GO Refunding
            Bonds (Series A), 5.75% (Original Issue
            Yield: 5.85%), 7/1/2006                        AAA       868,569
            ------------------------------------------
  1,000,000 Ocean City, MD, UT GO Refunding Bonds,
            5.50% (MBIA INS), 3/15/2009                    AAA     1,005,460
            ------------------------------------------



THE MARYLAND MUNICIPAL BOND FUND
-------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                 CREDIT
 OR SHARES                                               RATING*    VALUE
 --------- -------------------------------------------   ------- -----------
 $ 500,000 Prince George's County, MD, UT GO Bonds,
           5.50% (Stormwater Management)/(Original
           Issue Yield: 5.55%), 3/15/2008                  AA    $   505,545
           -------------------------------------------
 1,435,000 Prince George's County, MD IDA, Lease
           Revenue Bonds, 6.00% (Hyattsville District
           Court Facility)/(Original Issue Yield:
           6.10%), 7/1/2009                                AA      1,548,595
           -------------------------------------------
 1,425,000 Rockville, MD, UT GO Revenue Refunding
           Bonds, 4.90% (Original Issue Yield: 5.00%),
           4/15/2007                                       AA+     1,390,942
           -------------------------------------------
 1,500,000 University of Maryland, System Auxiliary
           Facilities & Tuition Revenue Bonds (Series
           A), 5.40% (Original Issue Yield: 5.45%),
           4/1/2009                                        AA+     1,506,795
           -------------------------------------------
   500,000 University of Maryland, System Auxiliary
           Facility & Tuition Revenue Bonds (Series
           A), 5.30%, 4/1/2007                             AA+       505,215
           -------------------------------------------
 1,000,000 Washington County, MD, Sanitation District
           UT GO Refunding Revenue Bonds (Series F),
           5.25% (FGIC INS), 1/1/2007                      AAA     1,006,910
           -------------------------------------------
 2,600,000 Washington Suburban Sanitation District,
           MD, UT GO Bonds, 5.375% (Original Issue
           Yield: 5.50%), 6/1/2011                         AA      2,578,966
           -------------------------------------------
 1,700,000 Washington Suburban Sanitation District,
           MD, UT GO Bonds, 5.50% (Original Issue
           Yield: 5.60%), 6/1/2010                         AA      1,709,350
           -------------------------------------------
                                                                 -----------
            TOTAL LONG-TERM MUNICIPALS (IDENTIFIED
           COST $38,153,160)                                      38,359,868
           -------------------------------------------
                                                                 -----------
 MUTUAL FUND SHARES--0.8%
 -----------------------------------------------------
   237,792 Goldman Sachs Institutional Tax Exempt                    237,792
           -------------------------------------------
    71,194 Municipal Fund for Temporary Investment                    71,194
           -------------------------------------------
                                                                 -----------
            TOTAL MUTUAL FUND SHARES (AT NET ASSET
            VALUE)                                                   308,986
           -------------------------------------------
                                                                 -----------
            TOTAL INVESTMENTS (IDENTIFIED COST
            $38,462,146)(A)                                      $38,668,854
           -------------------------------------------
                                                                 -----------


(a) The cost of investments for federal tax purposes amounts to $38,462,146. The net unrealized appreciation of investments on a federal tax basis amounts to $206,708 which is comprised of $398,351 appreciation and $191,643 depreciation at September 30, 1996.

  * Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

Note: The categories of investments are shown as a percentage of net assets
      ($40,172,819) at September 30, 1996.

The following acronyms are used throughout this portfolio:

AMBAC--American Municipal Bond Assurance Corporation
FGIC--Financial Guaranty Insurance Company
GO--General Obligation
IDA--Industrial Development Authority
INS--Insured
MBIA--Municipal Bond Investors Assurance
UT--Unlimited Tax

(See Notes which are an integral part of the Financial Statements)


THE TREASURY MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1996
-------------------------------------------------------------------------------

   SHARES                                                             VALUE
 ----------- ---------------------------------------------------   ------------
 U.S. TREASURY OBLIGATIONS--51.2%
 ---------------------------------------------------------------
             U.S. TREASURY BILL--4.8%
             ---------------------------------------------------
 $18,000,000 10/10/1996                                            $ 17,978,490
             ---------------------------------------------------
                                                                   ------------
                                                                   ------------
             U.S. TREASURY NOTES--46.4%
             ---------------------------------------------------
  18,000,000 4.375%, 11/15/1996                                      17,980,717
             ---------------------------------------------------
   2,000,000 5.875%, 7/31/1997                                        2,003,441
             ---------------------------------------------------
   2,000,000 6.500%, 4/30/1997                                        2,008,127
             ---------------------------------------------------
   8,000,000 6.500%, 5/15/1997                                        8,030,777
             ---------------------------------------------------
   5,000,000 6.500%, 8/15/1997                                        5,019,983
             ---------------------------------------------------
   5,000,000 6.625%, 3/31/1997                                        5,022,705
             ---------------------------------------------------
   5,000,000 6.750%, 2/28/1997                                        5,024,633
             ---------------------------------------------------
  40,000,000 6.875%, 10/31/1996                                      40,049,554
             ---------------------------------------------------
   5,000,000 6.875%, 3/31/1997                                        5,031,106
             ---------------------------------------------------
   2,000,000 6.875%, 4/30/1997                                        2,013,358
             ---------------------------------------------------
  23,000,000 7.250%, 11/15/1996                                      23,051,783
             ---------------------------------------------------
  21,000,000 7.500%, 1/31/1997                                       21,137,259
             ---------------------------------------------------
   4,000,000 8.000%, 1/15/1997                                        4,032,099
             ---------------------------------------------------
   5,000,000 8.000%, 10/15/1996                                       5,005,423
             ---------------------------------------------------
   6,000,000 8.500%, 4/15/1997                                        6,090,178
             ---------------------------------------------------
   3,000,000 8.500%, 5/15/1997                                        3,051,045
             ---------------------------------------------------
  18,000,000 8.500%, 7/15/1997                                       18,363,624
             ---------------------------------------------------
                                                                   ------------
              Total                                                 172,915,812
             ---------------------------------------------------
                                                                   ------------
              TOTAL U.S. TREASURY OBLIGATIONS                       190,894,302
             ---------------------------------------------------   ------------
 (A) REPURCHASE AGREEMENTS--48.2%
 ---------------------------------------------------------------
  50,000,000 CS First Boston, Inc., 5.600%, dated 9/30/1996, due
             10/1/1996                                               50,000,000
             ---------------------------------------------------
  30,000,000 Merrill Lynch, Pierce, Fenner and Smith, 5.600%,
             dated 9/30/1996,
             due 10/1/1996                                           30,000,000
             ---------------------------------------------------
  30,000,000 Nikko Securities Co. International, Inc., 5.700%,
             dated 9/30/1996,
             due 10/1/1996                                           30,000,000
             ---------------------------------------------------
  69,640,376 Prudential Securities, Inc., 5.680%, dated
             9/30/1996, due 10/1/1996                                69,640,376
             ---------------------------------------------------
                                                                   ------------
              TOTAL REPURCHASE AGREEMENTS                           179,640,376
             ---------------------------------------------------   ------------
                                                                   ------------
              TOTAL INVESTMENTS AT AMORTIZED COST (B)              $370,534,678
             ---------------------------------------------------   ------------


(a) The repurchase agreements are fully collateralized by U.S. Treasury and/or agency obligations based on market prices at the date of the portfolio.

(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($373,139,045) at September 30, 1996.

(See Notes which are an integral part of the Financial Statements)


THE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                              VALUE
 ----------- ----------------------------------------------------   -----------
 (A) COMMERCIAL PAPER--43.5%
 ----------------------------------------------------------------
             BANKING--FINANCE--9.3%
             ----------------------------------------------------
 $10,000,000 Banc One Corp., 5.332%-5.553%, 10/18/1996-11/22/1996   $ 9,948,172
             ----------------------------------------------------
   5,000,000 Bank of America FSB, 5.476%, 2/12/1997                   4,900,803
             ----------------------------------------------------
   5,000,000 CS First Boston, Inc., 5.483%, 10/7/1996                 4,995,483
             ----------------------------------------------------
   3,000,000 NationsBank Corp., 5.783%, 1/13/1997                     2,951,293
             ----------------------------------------------------
                                                                    -----------
              Total                                                  22,795,751
             ----------------------------------------------------
                                                                    -----------
             FINANCE--AUTOMOTIVE--3.2%
             ----------------------------------------------------
   8,000,000 Ford Motor Credit Corp., 5.506%, 1/28/1997               7,857,993
             ----------------------------------------------------
                                                                    -----------
             FINANCE--LEASING--3.6%
             ----------------------------------------------------
   4,000,000 International Lease Finance Corp., 5.761%, 3/10/1997     3,900,444
             ----------------------------------------------------
   5,000,000 Pitney Bowes Credit Corp., 5.669%, 3/3/1997              4,882,700
             ----------------------------------------------------
                                                                    -----------
              Total                                                   8,783,144
             ----------------------------------------------------
                                                                    -----------
             FINANCIAL SERVICES--19.7%
             ----------------------------------------------------
  12,000,000 Bear Stearns & Co., Inc., 5.392%-5.533%,
             10/17/1996 - 11/14/1996                                 11,946,143
             ----------------------------------------------------
   5,350,000 Briarcliff Capital Corp., 5.394%, 10/16/1996             5,338,052
             ----------------------------------------------------
   5,000,000 General Electric Capital Corp., 5.499%, 10/30/1996       4,978,250
             ----------------------------------------------------
  11,000,000 Marsh & McLennan Co., Inc., 5.195%-5.798%,
             10/25/1996 - 2/25/1997                                  10,866,075
             ----------------------------------------------------
   5,000,000 Merrill Lynch & Co., Inc., 5.426%, 10/10/1996            4,993,388
             ----------------------------------------------------
   3,000,000 Morgan Stanley Group, Inc., 5.742%, 1/27/1997            2,945,130
             ----------------------------------------------------
   2,000,000 Smith Barney, Inc., 5.457%, 10/2/1996                    1,999,697
             ----------------------------------------------------
   5,000,000 Transamerica Finance Corp., 5.551%, 2/13/1997            4,898,750
             ----------------------------------------------------
                                                                    -----------
              Total                                                  47,965,485
             ----------------------------------------------------
                                                                    -----------
             INSURANCE--0.5%
             ----------------------------------------------------
   1,300,000 Transamerica Corp., 5.435%, 10/15/1996                   1,297,321
             ----------------------------------------------------
                                                                    -----------
             OIL/GAS--2.3%
             ----------------------------------------------------
   5,600,000 Texaco, Inc., 5.001%-5.085%, 11/1/1996 - 11/15/1996      5,572,808
             ----------------------------------------------------
                                                                    -----------
             PHARMACEUTICALS--3.7%
             ----------------------------------------------------
   9,000,000 Schering Corp., 5.478%-5.528%, 11/19/1996 -
              2/11/1997                                               8,908,881
             ----------------------------------------------------
                                                                    -----------
             RESTAURANT/FOOD SERVICE--1.2%
             ----------------------------------------------------
   3,000,000 Philip Morris Cos., Inc., 5.406%, 11/5/1996              2,984,454
             ----------------------------------------------------
                                                                    -----------
             TOTAL COMMERCIAL PAPER                                 106,165,837
             ----------------------------------------------------
                                                                    -----------
 CORPORATE BONDS--23.2%
 ----------------------------------------------------------------
             BANKING-FINANCE--7.4%
             ----------------------------------------------------
     800,000 Associates Corp. of North America, 7.500%,
             10/15/1996                                                 800,454
             ----------------------------------------------------
   2,490,000 Associates Corp. of North America, 8.675%, 6/15/1997     2,533,387
             ----------------------------------------------------
   3,810,000 BankAmerica Corp., 7.500%, 3/15/1997                     3,837,058
             ----------------------------------------------------
   1,685,000 NCNB Corp., 8.500%, 11/1/1996                            1,688,926
             ----------------------------------------------------



THE MONEY MARKET FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                             VALUE
 ---------- ----------------------------------------------------   ------------
 $2,300,000 NationsBank Corp., 7.500%, 2/15/1997                   $  2,315,941
            ----------------------------------------------------
  2,500,000 Norwest Corp., 7.875%, 1/30/1997                          2,516,277
            ----------------------------------------------------
  1,000,000 Norwest Corp., 9.250%, 5/1/1997                           1,018,338
            ----------------------------------------------------
  2,395,000 Security Pacific Corporation, 7.750%, 12/1/1996           2,404,433
            ----------------------------------------------------
  1,000,000 Wachovia Bank of NC, NA, Winston-Salem, 6.050%,
            4/14/1997                                                 1,001,901
            ----------------------------------------------------
                                                                   ------------
             Total                                                   18,116,715
            ----------------------------------------------------
                                                                   ------------
            FINANCE-AUTOMOTIVE--0.2%
            ----------------------------------------------------
    500,000 Ford Motor Credit Corp., 5.625%, 3/3/1997                   499,413
            ----------------------------------------------------
                                                                   ------------
            FINANCE-LEASING--3.3%
            ----------------------------------------------------
  1,250,000 International Lease Finance Corp., 5.500%, 4/1/1997       1,247,559
            ----------------------------------------------------
  5,890,000 International Lease Finance Corp., 6.375%, 11/1/1996      5,895,780
            ----------------------------------------------------
    900,000 International Lease Finance Corp., 7.900%, 10/1/1996        900,000
            ----------------------------------------------------
                                                                   ------------
             Total                                                    8,043,339
            ----------------------------------------------------
                                                                   ------------
            FINANCIAL SERVICES--5.7%
            ----------------------------------------------------
  2,000,000 American General Finance Corp., 5.800%, 4/1/1997          1,999,380
            ----------------------------------------------------
  1,600,000 General Electric Financial Services, Inc., 8.750%,
            11/26/1996                                                1,607,397
            ----------------------------------------------------
  2,400,000 J.P. Morgan & Co., Inc., 6.500%, 6/30/1997                2,411,800
            ----------------------------------------------------
  4,000,000 Merrill Lynch & Co., Inc., 5.000%, 12/15/1996             3,995,766
            ----------------------------------------------------
  2,650,000 Norwest Financial, Inc., 6.250%, 2/15/1997                2,656,088
            ----------------------------------------------------
  1,290,000 Transamerica Finance Corp., 8.125%, 10/15/1996            1,291,408
            ----------------------------------------------------
                                                                   ------------
             Total                                                   13,961,839
            ----------------------------------------------------
                                                                   ------------
            OIL/GAS--2.7%
            ----------------------------------------------------
  1,000,000 Mobil Corp., 6.500%, 12/17/1996                           1,001,418
            ----------------------------------------------------
  5,500,000 Texaco Capital, Inc., 9.000%, 11/15/1996                  5,521,428
            ----------------------------------------------------
                                                                   ------------
             Total                                                    6,522,846
            ----------------------------------------------------
                                                                   ------------
            PROCESS INDUSTRIES--1.0%
            ----------------------------------------------------
  2,500,000 Du Pont (E.I.) de Nemours & Co., 8.450%, 10/15/1996       2,502,903
            ----------------------------------------------------
                                                                   ------------
            RESTAURANT/FOOD SERVICE--2.1%
            ----------------------------------------------------
  3,000,000 PepsiCo, Inc., 7.000%, 11/15/1996                         3,005,866
            ----------------------------------------------------
  2,000,000 Philip Morris Cos., Inc., 9.750%, 5/1/1997                2,040,864
            ----------------------------------------------------
                                                                   ------------
             Total                                                    5,046,730
            ----------------------------------------------------
                                                                   ------------
            UTILITIES--0.8%
            ----------------------------------------------------
  2,000,000 Virginia Electric Power Co., 7.250%, 3/1/1997             2,011,073
            ----------------------------------------------------
                                                                   ------------
             TOTAL CORPORATE BONDS                                   56,704,858
            ----------------------------------------------------
                                                                   ------------
 CORPORATE NOTES--5.1%
 ---------------------------------------------------------------
            FINANCE--CONSUMER LOAN--1.0%
            ----------------------------------------------------
  2,370,000 Commercial Credit Co., 8.125%, 3/1/1997                   2,391,953
            ----------------------------------------------------
                                                                   ------------
            FINANCIAL SERVICES--2.9%
            ----------------------------------------------------
  1,200,000 American Express Credit Corp., 7.750%, 3/1/1997           1,209,243
            ----------------------------------------------------
  1,000,000 American General Finance Corp., 6.625%, 6/1/1997          1,003,689
            ----------------------------------------------------



THE MONEY MARKET FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                             VALUE
 ---------- ----------------------------------------------------   ------------
 $  275,000 Avco Financial Services, Inc., 7.500%, 11/15/1996      $    275,579
            ----------------------------------------------------
  2,461,000 Ford Capital BV, 9.750%, 6/5/1997                         2,520,362
            ----------------------------------------------------
  1,978,000 John Deere Capital Corp., 7.200%, 5/15/1997               1,991,172
            ----------------------------------------------------   ------------
             Total                                                    7,000,045
            ----------------------------------------------------   ------------
            SECURITIES--1.2%
            ----------------------------------------------------
  3,000,000 Smith Barney Holdings, Inc., 6.000%, 3/15/1997            3,002,083
            ----------------------------------------------------   ------------
             TOTAL CORPORATE NOTES                                   12,394,081
            ----------------------------------------------------   ------------
 GOVERNMENT AGENCIES--24.0%
 ---------------------------------------------------------------
    950,000 (b)Federal Home Loan Bank System, 5.560%, 10/25/1996        950,069
            ----------------------------------------------------
  2,000,000 (a)Federal National Mortgage Association, 5.530%,
            12/14/1996                                                2,000,700
            ----------------------------------------------------
 55,250,000 (b)Student Loan Marketing Association, 5.510%-
              5.670%, 11/29/96                                       55,280,573
            ----------------------------------------------------   ------------
             TOTAL GOVERNMENT AGENCIES                               58,231,342
            ----------------------------------------------------
                                                                   ------------
 (C) REPURCHASE AGREEMENT--3.9%
 ---------------------------------------------------------------
  9,582,401 Prudential Securities, Inc., 5.680%, dated
            9/30/1996, due 10/1/1996                                  9,582,401
            ----------------------------------------------------
                                                                   ------------
             TOTAL INVESTMENTS (AT AMORTIZED COST)(D)              $243,078,519
            ----------------------------------------------------
                                                                   ------------


(a) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(b) Current rate and next reset date shown.

(c) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(d) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($244,199,833) at September 30, 1996.

(See Notes which are an integral part of the Financial Statements)


THE TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE
 ---------- ---------------------------------------------   ------- -----------
 SHORT-TERM MUNICIPAL SECURITIES--91.6%
 --------------------------------------------------------
            ALABAMA--1.9%
            ---------------------------------------------
 $1,000,000 Columbia, AL IDB , PCR (Series C) Daily VRDNs
            (Alabama Power Co.)                                A    $ 1,000,000
            ---------------------------------------------
                                                                    -----------
            ALASKA--7.6%
            ---------------------------------------------
  4,000,000 Alaska State Housing Finance Corp., Revenue
            Bonds (Series 1991C) Weekly VRDNs (Swiss Bank
            Capital Markets LOC)                              A+      4,000,000
            ---------------------------------------------
                                                                    -----------
            ARIZONA--7.8%
            ---------------------------------------------
  2,000,000 Arizona Health Facilities Authority, Pooled
            Loan Program Revenue Bonds (Series 1985B)
            Weekly VRDNs (FGIC INS)/(Chase Manhattan Bank
            N.A., New York LIQ)                               AAA     2,000,000
            ---------------------------------------------
  2,000,000 Phoenix, AZ, Revenue Bonds, 7.375% Bonds
            (United States Treasury PRF), 7/1/1997 (@102)     AAA     2,091,390
            ---------------------------------------------
                                                                    -----------
             Total                                                    4,091,390
            ---------------------------------------------
                                                                    -----------
            FLORIDA--11.1%
            ---------------------------------------------
  2,500,000 Manatee County, FL, Water & Sewer Revenue
            Bonds, 7.625% Bonds (MBIA INS)/(United States
            Treasury PRF), 10/1/1996 (@102)                   AAA     2,550,000
            ---------------------------------------------
  3,300,000 Putnam County, FL Development Authority, PCR
            Bonds (Series 1984H) Weekly VRDNs (Seminole
            Electric Cooperative, Inc. (FL))/(National
            Rural Utilities Cooperative Finance Corp.)        AA-     3,300,000
            ---------------------------------------------
                                                                    -----------
             Total                                                    5,850,000
            ---------------------------------------------
                                                                    -----------
            GEORGIA--1.9%
            ---------------------------------------------
  1,000,000 Monroe County, GA Development Authority IDRB,
            Second Series Daily VRDNs (Georgia Power Co.)     A+      1,000,000
            ---------------------------------------------
                                                                    -----------
            ILLINOIS--7.2%
            ---------------------------------------------
  3,800,000 Illinois Health Facilities Authority, Revenue
            Bonds (Series E) Weekly VRDNs (Hospital
            Sisters Service, Inc.)/(MBIA INS)/(Morgan
            Guaranty Trust Co., New York LIQ)                 AAA     3,800,000
            ---------------------------------------------
                                                                    -----------
            MARYLAND--3.8%
            ---------------------------------------------
  2,000,000 Maryland Health & Higher Educational
            Facilities Authority, Revenue Bonds Weekly
            VRDNs (Greater Baltimore Medical
            Center)/(First National Bank of Maryland,
            Baltimore LOC)                                    A1      2,000,000
            ---------------------------------------------
                                                                    -----------
            NEW YORK--9.5%
            ---------------------------------------------
  2,000,000 New York City Municipal Water Finance
            Authority, Water and Sewer System Revenue
            Bonds (Series 1995 A) Daily VRDNs (FGIC
            INS)/(FGIC Securities Purchase, Inc. LIQ)         AAA     2,000,000
            ---------------------------------------------
  3,000,000 New York City, NY, Subseries B-3 Daily VRDNs
            (Morgan Guaranty Trust Co., New York LOC)         AAA     3,000,000
            ---------------------------------------------
                                                                    -----------
             Total                                                    5,000,000
            ---------------------------------------------
                                                                    -----------
            NORTH CAROLINA--6.2%
            ---------------------------------------------
  1,250,000 Mecklenburg County, NC, Public Improvement UT
            GO Bonds, 6.20% Bonds (United States Treasury
            COL), 1/1/1997                                    AAA     1,258,880
            ---------------------------------------------



THE TAX-FREE MONEY MARKET FUND
-------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE
 ---------- ---------------------------------------------   ------- -----------
 SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
 --------------------------------------------------------
 $2,000,000 Winston-Salem, NC, SFM Refunding Revenue
            Bonds Weekly VRDNs                                A1    $ 2,000,000
            ---------------------------------------------
                                                                    -----------
             Total                                                    3,258,880
            ---------------------------------------------
                                                                    -----------
            OHIO--5.7%
            ---------------------------------------------
  2,000,000 Clermont County, OH Hospital Facilities,
            Revenue Bonds (Series B) Weekly VRDNs (Mercy
            Health Systems)                                   A+      2,000,000
            ---------------------------------------------
  1,000,000 Ohio State Air Quality Development Authority,
            Revenue Bonds (Series B) Daily VRDNs
            (Cincinnati Gas and Electric Co.)/(J.P.
            Morgan Delaware, Wilmington LOC)                  AAA     1,000,000
            ---------------------------------------------
                                                                    -----------
             Total                                                    3,000,000
            ---------------------------------------------
                                                                    -----------
            TEXAS--10.1%
            ---------------------------------------------
  2,500,000 Lower Neches Valley, TX, Refunding Revenue
            Bonds, 3.65% TOBs (Chevron U.S.A., Inc.),
            Optional Tender 2/18/1997                         AA      2,500,000
            ---------------------------------------------
    800,000 Sabine River Authority, TX , PCR Bonds
            (Series B) Daily VRDNs (Texas Utilities
            Electric Co.)/(Union Bank of Switzerland,
            Zurich LOC)                                       AAA       800,000
            ---------------------------------------------
  2,000,000 Texas State, 4.75% TRANs, 8/29/1997              SP-1+    2,013,991
            ---------------------------------------------
                                                                    -----------
             Total                                                    5,313,991
            ---------------------------------------------
                                                                    -----------
            UTAH--3.8%
            ---------------------------------------------
  2,000,000 Intermountain Power Agency, UT, Series B ,
            5.00% Bonds, 7/1/1997                             AA-     2,018,154
            ---------------------------------------------
                                                                    -----------
            VIRGINIA--15.0%
            ---------------------------------------------
  2,300,000 Fairfax County, VA IDA, Refunding Revenue
            Bonds (Series A) Weekly VRDNs (Fairfax
            Hospital System LOC)                              AA-     2,300,000
            ---------------------------------------------
  1,400,000 Virginia College Building Authority Weekly
            VRDNs (University of Richmond)/(Crestar Bank
            of Virginia, Richmond SA)                         Aa      1,400,000
            ---------------------------------------------
  2,000,000 Virginia State Public School Authority,
            Refunding Revenue Bonds (Series B), 4.00%
            Bonds, 1/1/1997                                   AA      2,003,421
            ---------------------------------------------
  2,100,000 Virginia State Public School Authority,
            Revenue Bonds (Series B), 7.15% Bonds (United
            States Treasury COL), 1/1/1997 (@102)             AAA     2,161,472
            ---------------------------------------------
                                                                    -----------
             Total                                                    7,864,893
            ---------------------------------------------
                                                                    -----------
             TOTAL SHORT-TERM MUNICIPAL SECURITIES                   48,197,308
            ---------------------------------------------
                                                                    -----------
 MUTUAL FUND SHARES--7.7%
 --------------------------------------------------------
  2,017,565 Goldman Sachs Institutional Tax Exempt                    2,017,565
            ---------------------------------------------
  2,017,565 Municipal Fund for Temporary Investment                   2,017,565
            ---------------------------------------------
                                                                    -----------
             TOTAL MUTUAL FUND SHARES (AT NET ASSET
            VALUE)                                                    4,035,130
            ---------------------------------------------
                                                                    -----------
             TOTAL INVESTMENTS (AT AMORTIZED COST)(A)               $52,232,438
            ---------------------------------------------
                                                                    -----------

(a) Also represents cost for federal tax purposes.

  * Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

Note: The categories of investments are shown as a percentage of net assets
      ($52,498,907) at September 30, 1996.


THE TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

The following acronyms are used throughout this portfolio:

COL--Collateralized
FGIC--Financial Guaranty Insurance Company
GO--General Obligation
IDB--Industrial Development Bond
INS--Insured
LIQ--Liquidity Agreement
LOC--Letter of Credit
MBIA--Municipal Bond Investors Assurance
PCR--Pollution Control Revenue
PRF--Prerefunded
SFM--Single Family Mortgage
TOBs--Tender Option Bonds
UT--Unlimited Tax
VRDNs--Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)
THE VIRTUS FUNDS
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

                            THE U.S.                 VIRTUS STYLE                   THE
                           GOVERNMENT   VIRTUS STYLE   MANAGER:   THE VIRGINIA   MARYLAND
                           SECURITIES     MANAGER     LARGE CAP    MUNICIPAL     MUNICIPAL
                              FUND          FUND         FUND      BOND FUND     BOND FUND
--------------------------------------------------------------------------------------------
ASSETS:
Investments in
repurchase agreements     $    331,359  $ 1,965,010  $ 1,231,984  $    --       $    --
Investments in
securities                 191,566,581   60,749,001   92,214,764   91,593,156    38,668,854
--------------------------------------------------------------------------------------------
  Total investments in
  securities, at value     191,897,940   62,714,011   93,446,748   91,593,156    38,668,854
--------------------------------------------------------------------------------------------
Cash                           --            --            7,186       --            11,319
Income receivable            4,892,291      196,660      166,357    1,454,665       502,791
Receivable for
investments sold               --            --           --        1,010,520     1,102,437
Receivable for shares
sold                           242,023       24,609       41,520      113,308        22,050
Deferred expenses              --             9,569       --           --           --
--------------------------------------------------------------------------------------------
  Total assets             197,032,254   62,944,849   93,661,811   94,171,649    40,307,451
--------------------------------------------------------------------------------------------
LIABILITIES:
Payable for shares
redeemed                       910,834       71,109       48,007      100,975         8,381
Income distribution
payable                        536,648       --           --          143,456        53,061
Payable to Bank                  3,949       --           --              998       --
Accrued expenses               164,577       91,161       39,805      116,295        73,190
--------------------------------------------------------------------------------------------
  Total liabilities          1,616,008      162,270       87,812      361,724       134,632
--------------------------------------------------------------------------------------------
  TOTAL NET ASSETS        $195,416,246  $62,782,579  $93,573,999  $93,809,925   $40,172,819
--------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in capital            213,210,414   54,501,890   75,107,211   93,972,010    40,480,253
Net unrealized
appreciation
(depreciation) of
 investments                (3,515,714)   5,033,956    6,141,077      594,818       206,708
Accumulated net realized
gain (loss) on
investments                (11,426,916)   3,133,273   12,175,370     (756,903)     (515,168)
Accumulated
distributions in excess
of net realized gain
 on investments             (2,897,104)      --           --           --           --
Accumulated
undistributed net
investment income               45,566      113,460      150,341       --             1,026
--------------------------------------------------------------------------------------------
  TOTAL NET ASSETS        $195,416,246  $62,782,579  $93,573,999  $93,809,925   $40,172,819
--------------------------------------------------------------------------------------------
NET ASSETS:
 Trust Shares               78,998,138       --       33,683,129   28,109,760     8,889,019
 Investment Shares         116,418,108   62,782,579   59,890,870   65,700,165    31,283,800
--------------------------------------------------------------------------------------------
  Total                    195,416,246  $62,782,579  $93,573,999  $93,809,925   $40,172,819
--------------------------------------------------------------------------------------------
NET ASSET VALUE AND
OFFERING PRICE PER SHARE
 Trust Shares                    $9.89       --           $13.68       $10.68        $10.56
 Investment Shares               $9.89       $11.47       $13.69       $10.68        $10.56
--------------------------------------------------------------------------------------------
REDEMPTION PROCEEDS PER
SHARE*
 Trust Shares                    $9.89       --           $13.68       $10.68        $10.56
 Investment Shares**             $9.69     11.24          $13.41       $10.47        $10.35
--------------------------------------------------------------------------------------------
SHARES OUTSTANDING
 Trust Shares                7,985,183       --        2,462,538    2,632,254       841,704
 Investment Shares          11,767,652    5,474,398    4,376,411    6,152,326     2,962,234
--------------------------------------------------------------------------------------------
Total Shares Outstanding    19,752,835    5,474,398    6,838,949    8,784,580     3,803,938
--------------------------------------------------------------------------------------------
Investments, at
identified cost           $195,413,654  $57,680,055  $87,305,671  $90,998,338   $38,462,146
--------------------------------------------------------------------------------------------
Investments, at tax cost  $195,413,654  $57,822,007  $87,310,058  $90,998,338   $38,462,146
--------------------------------------------------------------------------------------------

 *See "Redeeming Shares" in the Prospectus.
**Computation of redemption proceeds per share: 98/100 of net asset value.

(See Notes which are an integral part of the Financial Statements)


THE VIRTUS FUNDS
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

                                         THE TREASURY              THE TAX FREE
                                            MONEY      THE MONEY      MONEY
                                         MARKET FUND  MARKET FUND  MARKET FUND
-------------------------------------------------------------------------------
ASSETS:
Investments in repurchase agreements
 at amortized cost                       $179,640,376 $  9,582,401 $    --
Investments in securities at value        190,894,302  233,496,118  52,232,438
-------------------------------------------------------------------------------
  Total investments in securities,
   at value                               370,534,678  243,078,519  52,232,438
-------------------------------------------------------------------------------
Income receivable                           4,018,192    1,980,097     380,506
Receivable for shares sold                    365,568      244,904      --
Deferred expenses                             --           --            5,955
-------------------------------------------------------------------------------
  Total assets                            374,918,438  245,303,520  52,618,899
-------------------------------------------------------------------------------
LIABILITIES:
Payable for shares redeemed                   229,088      347,315      --
Income distribution payable                   966,859      650,500      98,024
Payable to Bank                               344,978        5,269       1,639
Accrued expenses                              238,468      100,603      20,329
-------------------------------------------------------------------------------
  Total liabilities                         1,779,393    1,103,687     119,992
-------------------------------------------------------------------------------
  TOTAL NET ASSETS                       $373,139,045 $244,199,833 $52,498,907
-------------------------------------------------------------------------------
NET ASSETS:
 Trust Shares                             226,977,985  160,675,174      --
 Investment Shares                       146, 161,060   83,524,659  52,498,907
-------------------------------------------------------------------------------
  TOTAL NET ASSETS                       $373,139,045 $244,199,833 $52,498,907
-------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PROCEEDS
PER SHARE
 Trust Shares                                   $1.00        $1.00    $1.00
 Investment Shares                              $1.00        $1.00    $1.00
-------------------------------------------------------------------------------
SHARES OUTSTANDING
 Trust Shares                             226,977,985  160,675,174      --
 Investment Shares                        146,327,992   83,524,659  52,498,907
-------------------------------------------------------------------------------
Total Shares Outstanding                  373,305,977  244,199,833  52,498,907
-------------------------------------------------------------------------------
Investments, at identified cost          $370,534,678 $243,078,519 $52,232,438
-------------------------------------------------------------------------------
Investments, at tax cost                 $370,534,678 $243,078,519 $52,232,438
-------------------------------------------------------------------------------


(See Notes which are an integral part of the Financial Statements)


THE VIRTUS FUNDS
STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

                            THE U.S.                 VIRTUS STYLE                   THE
                           GOVERNMENT   VIRTUS STYLE   MANAGER:    THE VIRGINIA   MARYLAND
                           SECURITIES     MANAGER     LARGE CAP     MUNICIPAL    MUNICIPAL
                              FUND          FUND         FUND       BOND FUND    BOND FUND
--------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends                  $    --       $2,316,889  $ 3,013,526   $     --      $    --
Interest                    15,587,162       60,970      147,633     5,175,791    2,107,325
--------------------------------------------------------------------------------------------
  Total income              15,587,162    2,377,859    3,161,159     5,175,791    2,107,325
--------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fee      1,612,364      657,611      704,007       762,051      315,941
Administrative personnel
and  services fee              211,649       93,853       92,298       100,059       67,667
Custodian fees                  63,182       52,462       35,014        35,694       23,922
Transfer and dividend
disbursing  agent fees
and expenses                   164,267       43,069      118,044        97,312       82,362
Directors'/Trustees'
fees                             2,456       --            1,084         3,827        2,825
Auditing fees                   16,237        8,344       12,638        15,657       14,897
Legal fees                       2,252       --            2,272         2,700        2,549
Portfolio accounting fees       74,849       60,755       52,690        61,653       59,963
Distribution services fee--
Investment Shares              297,511       --          128,090       174,114       82,278
Share registration costs        18,764       14,856       11,838        15,314       17,736
Printing and postage             7,283        4,312        5,213           759        9,660
Insurance premiums               5,556          268        2,194         2,814        2,581
Miscellaneous                    5,447        5,077          527         4,916        3,183
--------------------------------------------------------------------------------------------
  Total expenses             2,481,817      940,607    1,165,909     1,276,870      685,564
Waivers--
 Waiver of investment
  advisory fee                (276,121)    (290,966)      --           (20,993)    (106,102)
--------------------------------------------------------------------------------------------
 Net expenses                2,205,696      649,641    1,165,909     1,255,877      579,462
--------------------------------------------------------------------------------------------
  Net investment income     13,381,466    1,728,218    1,995,250     3,919,914    1,527,863
--------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED
 GAIN (LOSS) ON
INVESTMENTS:
Net realized gain (loss)
on  investments             (3,219,621)   4,542,510   12,982,465       780,289      186,173
Change in unrealized
 appreciation
 (depreciation) of
 investments                (2,011,452)    (119,759)  (2,926,184)   (2,101,082)    (739,639)
--------------------------------------------------------------------------------------------
 Net realized and
  unrealized gain (loss)
  on investments            (5,231,073)   4,422,750   10,056,281    (1,320,793)    (553,466)
--------------------------------------------------------------------------------------------
  Change in net assets
   resulting from
   operations              $ 8,150,393   $6,150,969  $12,051,531   $ 2,599,121   $  974,397
--------------------------------------------------------------------------------------------


(See Notes which are an integral part of the Financial Statements)


THE VIRTUS FUNDS
STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

                                        THE TREASURY               THE TAX FREE
                                           MONEY       THE MONEY      MONEY
                                        MARKET FUND   MARKET FUND  MARKET FUND
-------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                $18,723,393   $13,789,080   $3,257,124
-------------------------------------------------------------------------------
  Total income                           18,723,393    13,789,080    3,257,124
-------------------------------------------------------------------------------
EXPENSES:
Investment advisory fee                   1,721,497     1,249,811      462,900
Administrative personnel and
 services fee                               336,951       245,134       95,363
Custodian fees                              110,384        66,242       33,648
Transfer and dividend disbursing
 agent fees and expenses                    148,043       104,504       27,783
Directors'/Trustees' fees                     5,167         2,737          621
Auditing fees                                22,933        17,864       14,623
Legal fees                                    5,600         2,135          977
Portfolio accounting fees                    87,926        64,122       42,055
Distribution services fee--
 Investment Shares                          270,001       198,913       --
Share registration costs                     20,011        21,657       13,772
Printing and postage                         12,480        10,007        8,811
Insurance premiums                           10,500         2,101        2,461
Miscellaneous                                 7,991         3,191        4,463
-------------------------------------------------------------------------------
  Total expenses                          2,759,484     1,988,418      707,477
Waivers--
 Waiver of investment advisory fee         (209,248)     (299,129)    (184,473)
 Waiver of distribution services fee        (36,321)      (91,889)      --
-------------------------------------------------------------------------------
  Total waivers                            (245,569)     (391,018)    (184,473)
-------------------------------------------------------------------------------
    Net expenses                          2,513,915     1,597,400      523,004
-------------------------------------------------------------------------------
      Net investment income              16,209,478    12,191,680    2,734,120
-------------------------------------------------------------------------------
        Change in net assets resulting
          from operations               $16,209,478   $12,191,680   $2,734,120
-------------------------------------------------------------------------------


(See Notes which are an integral part of the Financial Statements)


THE VIRTUS FUNDS STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                               THE U.S. GOVERNMENT                 VIRTUS
                                 SECURITIES FUND                STYLE MANAGER
                           ----------------------------  ----------------------------
                            YEAR ENDED     YEAR ENDED     YEAR ENDED    PERIOD ENDED
                           SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,
                               1996           1995           1996           1995*
-------------------------------------------------------------------------------------
 INCREASE (DECREASE) IN
 NET ASSETS:
 OPERATIONS--
 Net investment income     $ 13,381,466   $ 13,822,093   $  1,728,218   $    172,547
 Net realized gain (loss)
  on investments             (3,219,621)    (1,378,821)     4,542,510      6,734,053
 Net change in unrealized
  appreciation
  (depreciation) of
  investments                (2,011,452)     7,562,122       (119,759)     5,153,715
-------------------------------------------------------------------------------------
   Change in net assets
    resulting from
    operations                8,150,393     20,005,394      6,150,969     12,060,315
-------------------------------------------------------------------------------------
 DISTRIBUTIONS TO
 SHAREHOLDERS--
 Distributions from net
 investment income:
   Trust Shares              (6,107,288)    (6,886,095)            --        --
   Investment Shares         (7,274,178)    (6,892,250)    (1,638,472)      (148,833)
 Distributions from net
  realized gains:
   Trust Shares                 --             --             --             --
   Investment Shares            --             --          (8,143,290)       --
-------------------------------------------------------------------------------------
   Change in net assets
    resulting from
    distributions to
    shareholders            (13,381,466)   (13,778,345)    (9,781,762)      (148,833)
-------------------------------------------------------------------------------------
 SHARE TRANSACTIONS--
 Proceeds from sale of
  shares                     46,455,480     43,561,722     16,506,045     90,552,400
 Net asset value of
  shares issued to
  shareholders in payment
  of distributions
  declared                    6,142,681      4,775,252      9,243,789        144,980
 Cost of shares redeemed    (68,163,717)   (57,893,362)   (37,724,499)   (24,220,825)
-------------------------------------------------------------------------------------
   Change in net assets
    resulting from
    share transactions      (15,565,556)    (9,556,388)   (11,974,665)    66,476,555
-------------------------------------------------------------------------------------
    Change in net assets    (20,796,629)    (3,329,339)   (15,605,458)    78,388,037
 NET ASSETS:
 Beginning of period        216,212,875    219,542,214     78,388,037        --
-------------------------------------------------------------------------------------
 End of period             $195,416,246   $216,212,875   $ 62,782,579   $ 78,388,037
-------------------------------------------------------------------------------------
 Undistributed net
  investment income
  included in net assets
  at end of period         $     45,566   $     45,566   $    113,460   $     23,714
-------------------------------------------------------------------------------------

*For the period from March 7, 1995 (date of initial public investment) to September 30, 1995.

(See Notes which are an integral part of the Financial Statements)



THE VIRTUS FUNDS STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                              VIRTUS STYLE MANAGER:        THE VIRGINIA MUNICIPAL
                                    LARGE CAP                     BOND FUND
                           ----------------------------  ----------------------------
                            YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                           SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,
                               1996           1995           1996           1995
-------------------------------------------------------------------------------------
 INCREASE (DECREASE) IN
  NET ASSETS:
 OPERATIONS--
 Net investment income     $  1,995,250   $    753,353   $  3,919,914   $  4,548,644
 Net realized gain
  (loss) on investments      12,982,465      7,288,596        780,289     (1,364,455)
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments                (2,926,184)     8,056,089     (2,101,082)     6,633,292
-------------------------------------------------------------------------------------
   Change in net assets
    resulting
    from operations          12,051,531     16,098,038      2,599,121      9,817,481
-------------------------------------------------------------------------------------
 DISTRIBUTIONS TO
  SHAREHOLDERS--
 Distributions from net
  investment income:
   Trust Shares                (926,390)      (531,337)    (1,287,834)    (1,532,726)
   Investment Shares         (1,026,148)      (259,454)    (2,632,080)    (3,014,821)
 Distributions from net
  realized gains:
   Trust Shares              (3,898,915)    (1,709,248)            --           (329)
   Investment Shares         (3,989,082)      (680,158)            --           (675)
-------------------------------------------------------------------------------------
   Change in net assets
    resulting from
    distributions to
    shareholders             (9,840,535)    (3,180,197)    (3,919,914)    (4,548,551)
-------------------------------------------------------------------------------------
 SHARE TRANSACTIONS--
 Proceeds from sale of
  shares                     18,263,662     30,860,399     16,125,700     16,219,903
 Shares issued in
  connection with the
  acquisition                 9,245,450             --             --             --
 Net asset value of
  shares issued to
  shareholders in
  payment of
  distributions declared      5,478,249      1,924,491      1,997,026      2,307,635
 Cost of shares redeemed    (31,477,651)   (52,962,431)   (27,234,673)   (28,424,457)
-------------------------------------------------------------------------------------
   Change in net assets
    resulting
    from share
    transactions              1,509,710    (20,177,541)    (9,111,947)    (9,896,919)
-------------------------------------------------------------------------------------
    Change in net assets      3,720,706     (7,259,700)   (10,432,740)    (4,627,989)
 NET ASSETS:
 Beginning of period         89,853,293     97,112,993    104,242,665    108,870,654
-------------------------------------------------------------------------------------
 End of period             $ 93,573,999   $ 89,853,293   $ 93,809,925   $104,242,665
-------------------------------------------------------------------------------------
 Undistributed net
  investment income
  included in net assets
  at end of period         $    150,341   $    107,629   $         --   $         --
-------------------------------------------------------------------------------------

(See Notes which are an integral part of the Financial Statements)



THE VIRTUS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                             THE MARYLAND MUNICIPAL              THE TREASURY
                                    BOND FUND                  MONEY MARKET FUND
                           ----------------------------  ------------------------------
                            YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED
                           SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,   SEPTEMBER 30,
                               1996           1995           1996            1995
----------------------------------------------------------------------------------------
 INCREASE (DECREASE) IN
  NET ASSETS:
 OPERATIONS--
 Net investment income     $  1,527,863   $  1,811,966   $  16,209,478  $    24,186,655
 Net realized gain
  (loss) on investments         186,173       (681,620)       --              --
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments                  (739,639)     2,620,698        --              --
----------------------------------------------------------------------------------------
   Change in net assets
    resulting
    from operations             974,397      3,751,044      16,209,478       24,186,655
----------------------------------------------------------------------------------------
 DISTRIBUTIONS TO
  SHAREHOLDERS--
 Distributions from net
  investment income:
   Trust Shares                (352,284)      (453,315)    (11,356,506)     (22,613,622)
   Investment Shares         (1,175,552)    (1,357,652)     (4,852,972)      (1,573,033)
 Distributions from net
  realized gains:
   Trust Shares                 --             (14,470)       --              --
   Investment Shares            --             (46,949)       --              --
----------------------------------------------------------------------------------------
   Change in net assets
    resulting from
    distributions to
    shareholders             (1,527,836)    (1,872,386)    (16,209,478)     (24,186,655)
----------------------------------------------------------------------------------------
 SHARE TRANSACTIONS--
 Proceeds from sale of
  shares                      8,364,014      5,252,293     659,743,838    3,244,300,655
 Shares issued in
  connection with the
  acquisition                   --             --          122,108,127        --
 Net asset value of
  shares issued to
  shareholders in
  payment of
  distributions declared        989,879      1,017,506       4,898,441        1,565,341
 Cost of shares redeemed    (10,247,633)   (12,408,999)   (661,630,604)  (3,324,014,237)
----------------------------------------------------------------------------------------
   Change in net assets
    resulting from
    share transactions         (893,740)    (6,139,200)    125,119,802      (78,148,241)
----------------------------------------------------------------------------------------
    Change in net assets     (1,447,179)    (4,260,542)    125,119,802      (78,148,241)
 NET ASSETS:
 Beginning of period         41,619,998     45,880,540     248,019,243      326,167,484
----------------------------------------------------------------------------------------
 End of period             $ 40,172,819   $ 41,619,998   $ 373,139,045  $   248,019,243
----------------------------------------------------------------------------------------
 Undistributed net
  investment income
  included in net assets
  at end of period         $      1,026   $        999   $      --      $       --
----------------------------------------------------------------------------------------


(See Notes which are an integral part of the Financial Statements)



THE VIRTUS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             THE TAX-FREE MONEY
                              THE MONEY MARKET FUND              MARKET FUND
                           ----------------------------  ----------------------------
                            YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                           SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,
                               1996           1995           1996           1995
--------------------------------------------------------------------------------------
 INCREASE (DECREASE) IN
  NET ASSETS:
 OPERATIONS--
 Net investment income     $  12,191,680  $   9,107,794  $   2,734,120  $   1,866,271
--------------------------------------------------------------------------------------
   Change in net assets
    resulting
    from operations           12,191,680      9,107,794      2,734,120      1,866,271
--------------------------------------------------------------------------------------
 DISTRIBUTIONS TO
  SHAREHOLDERS--
 Distributions from net
  investment income:
   Trust Shares               (8,395,610)    (7,487,164)      --             --
   Investment Shares          (3,796,070)    (1,620,630)    (2,734,120)    (1,866,271)
--------------------------------------------------------------------------------------
   Change in net assets
    resulting from
    distributions to
    shareholders             (12,191,680)    (9,107,794)    (2,734,120)    (1,866,271)
--------------------------------------------------------------------------------------
 SHARE TRANSACTIONS--
 Proceeds from sale of
  shares                     576,928,235    554,922,789    389,800,080    244,825,710
 Net asset value of
  shares issued to
  shareholders in
  payment of
  distributions declared       3,626,658      1,563,964        459,305        369,306
 Cost of shares redeemed    (551,929,373)  (488,593,012)  (419,737,938)  (185,184,196)
--------------------------------------------------------------------------------------
   Change in net assets
    resulting from
    share transactions        28,625,520     67,893,741    (29,478,553)    60,010,820
--------------------------------------------------------------------------------------
    Change in net assets      28,625,520     67,893,741    (29,478,553)    60,010,820
 NET ASSETS:
 Beginning of period         215,574,313    147,680,572     81,977,460     21,966,640
--------------------------------------------------------------------------------------
 End of period             $ 244,199,833  $ 215,574,313  $  52,498,907  $  81,977,460
--------------------------------------------------------------------------------------


(See Notes which are an integral part of the Financial Statements)


THE U.S. GOVERNMENT SECURITIES FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       YEAR ENDED SEPTEMBER 30,
                          ------------------------------------------------------------
INVESTMENT SHARES           1996      1995      1994       1993        1992    1991(A)
------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD         $10.13    $ 9.83    $10.90     $10.95      $10.54   $10.00
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income        0.62      0.64      0.61       0.66        0.75     0.78
 Net realized and
 unrealized gain (loss)
 on investments              (0.24)     0.30     (0.94)      0.03        0.50     0.54
------------------------------------------------------------------------------------------
Total from investment
operations                    0.38      0.94     (0.33)      0.69        1.25     1.32
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income           (0.62)    (0.64)    (0.61)     (0.66)(e)   (0.75)   (0.78)
 Distributions from net
 realized gain on
 investments                 --        --        --         (0.08)      (0.09)   --
 Distributions in excess
 of net realized gain on
 investments (b)             --        --        (0.13)     --          --       --
------------------------------------------------------------------------------------------
Total distributions          (0.62)    (0.64)    (0.74)     (0.74)      (0.84)   (0.78)
------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                      $ 9.89    $10.13    $ 9.83     $10.90      $10.95   $10.54
------------------------------------------------------------------------------------------
TOTAL RETURN (D)              3.79%     9.84%    (3.36)%     6.82%      12.42%   14.00%
------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS
 Expenses                     1.14%     1.01%     0.99%      0.77%       0.52%    0.64%(c)
 Net investment income        6.11%     6.41%     5.94%      5.91%       7.01%    8.03%(c)
 Expense waiver/
 reimbursement (e)            0.13%     0.28%     0.32%      0.43%       0.65%    0.93%(c)
------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of
 period (000 omitted)     $116,418  $114,803  $112,439   $119,187     $40,274  $    10
 Portfolio turnover            118%       82%      227%       154%        201%     101%
------------------------------------------------------------------------------------------
                                       YEAR ENDED SEPTEMBER 30,
                          ------------------------------------------------------------
TRUST SHARES                1996      1995      1994       1993        1992    1991(A)
------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD         $10.13    $ 9.83    $10.90     $10.95      $10.54   $10.00
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income        0.64      0.66      0.63       0.67        0.75     0.78
 Net realized and
 unrealized gain (loss)
 on investments              (0.24)     0.30     (0.94)      0.03        0.50     0.54
------------------------------------------------------------------------------------------
Total from investment
operations                    0.40      0.96     (0.31)      0.70        1.25     1.32
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income           (0.64)    (0.66)    (0.63)     (0.67)(e)   (0.75)   (0.78)
 Distributions from net
 realized gain on
 investments                 --        --        --         (0.08)      (0.09)   --
 Distributions in excess
 of net realized gain on
 investments (b)             --        --        (0.13)     --          --       --
------------------------------------------------------------------------------------------
Total distributions          (0.64)    (0.66)    (0.76)     (0.75)      (0.84)   (0.78)
------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                      $ 9.89    $10.13    $ 9.83     $10.90      $10.95   $10.54
------------------------------------------------------------------------------------------
TOTAL RETURN (D)              4.05%    10.11%    (3.12)%     6.94%      12.42%   14.00%
------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS
 Expenses                     0.89%     0.76%     0.74%      0.63%       0.52%    0.64%(c)
 Net investment income        6.36%     6.66%     6.19%      6.17%       7.01%    8.03%(c)
 Expense waiver/
 reimbursement (e)            0.13%     0.28%     0.32%      0.43%       0.65%    0.93%(c)
------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of
 period (000 omitted)     $ 78,998  $101,410  $107,103   $112,334     $95,610  $27,565
 Portfolio turnover            118%       82%      227%       154%        201%     101%
------------------------------------------------------------------------------------------

(a) Reflects operations for the period from October 16, 1990 (date of initial public investment) to September 30, 1991.

(b) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal tax purposes.

(c) Computed on an annualized basis.

(d) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(e) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


VIRTUS STYLE MANAGER: LARGE CAP FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     YEAR ENDED SEPTEMBER 30,
                          -----------------------------------------------------
TRUST SHARES               1996    1995(E)   1994      1993     1992    1991(A)
-----------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD        $13.70   $11.80   $12.39    $12.02   $11.86   $10.00
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income       0.33     0.12     0.20      0.28     0.26     0.32
 Net realized and
 unrealized gain (loss)
 on investments              1.15     2.20    (0.40)     0.51     0.46     1.85
-----------------------------------------------------------------------------------
Total from investment
operations                   1.48     2.32    (0.20)     0.79     0.72     2.17
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income          (0.30)   (0.12)   (0.19)    (0.26)   (0.25)   (0.31)
 Distributions from net
 realized gain on
 investments                (1.20)   (0.30)   (0.20)    (0.16)   (0.31)   --
-----------------------------------------------------------------------------------
Total distributions         (1.50)   (0.42)   (0.39)    (0.42)   (0.56)   (0.31)
-----------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                     $13.68   $13.70   $11.80    $12.39   $12.02   $11.86
-----------------------------------------------------------------------------------
TOTAL RETURN (B)            11.55%   20.33%   (1.50%)    6.42%    6.31%   22.68%
-----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS
 Expenses                    1.11%    0.96%    0.95%     0.66%    0.95%    0.80%(c)
 Net investment income       2.26%    0.92%    1.68%     2.09%    2.25%    3.05%(c)
 Expense waiver/
 reimbursement (d)             --     0.21%    0.23%     0.55%    0.34%    0.38%(c)
-----------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of
 period (000 omitted)     $33,683  $45,345  $70,374   $65,841  $49,581  $37,032
 Average commission
 rate paid                $0.0616    --       --        --       --       --
 Portfolio turnover           151%     208%     205%       67%      38%      84%
-----------------------------------------------------------------------------------
                                     YEAR ENDED SEPTEMBER 30,
                          -----------------------------------------------------
INVESTMENT SHARES          1996    1995(E)   1994      1993     1992    1991(A)
-----------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD        $13.70   $11.80   $12.39    $12.02   $11.86   $10.00
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income       0.27     0.09     0.17      0.24     0.26     0.32
 Net realized and
 unrealized gain (loss)
 on investments              1.18     2.20    (0.39)     0.54     0.46     1.85
-----------------------------------------------------------------------------------
Total from investment
operations                   1.45     2.29    (0.22)     0.78     0.72     2.17
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income          (0.27)   (0.09)   (0.17)    (0.25)   (0.25)   (0.31)
 Distributions from net
 realized gain on
 investments                (1.20)   (0.30)   (0.20)    (0.16)   (0.31)   --
-----------------------------------------------------------------------------------
Total distributions         (1.47)   (0.39)   (0.37)    (0.41)   (0.56)   (0.31)
-----------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                     $13.68   $13.70   $11.80    $12.39   $12.02   $11.86
-----------------------------------------------------------------------------------
TOTAL RETURN (B)            11.28%   20.02%   (1.72%)    6.31%    6.31%   22.68%
-----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS
 Expenses                    1.36%    1.21%    1.20%     0.87%    0.95%    0.80%(c)
 Net investment income       2.01%    0.67%    1.40%     1.81%    2.25%    3.05%(c)
 Expense waiver/
 reimbursement (d)             --     0.21%    0.23%     0.55%    0.34%    0.38%(c)
-----------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of
 period (000 omitted)     $59,891  $44,509  $26,739   $18,691   $2,290     $488
 Average commission
 rate paid                $0.0616    --       --        --       --       --
 Portfolio turnover           151%     208%     205%       67%      38%      84%
-----------------------------------------------------------------------------------


(a) Reflects operations for the period from October 16, 1990 (date of initial public investment) to September 30, 1991.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(e) Per share information presented is based on the monthly number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.

(See Notes which are an integral part of the Financial Statements)


VIRTUS STYLE MANAGER FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              PERIOD
                                              YEAR ENDED       ENDED
                                             SEPTEMBER 30, SEPTEMBER 30,
INVESTMENT SHARES                                1996         1995(A)
-------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $12.03        $10.00
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                             0.31          0.03
 Net realized and unrealized gain (loss) on
 investments                                       0.77          2.03
-------------------------------------------------------------------------
Total from investment operations                   1.08          2.06
-------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net investment income         (0.29)        (0.03)
 Distributions from net realized gain on
 investments                                      (1.35)           --
-------------------------------------------------------------------------
Total distributions                               (1.64)        (0.03)
-------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $11.47        $12.03
-------------------------------------------------------------------------
TOTAL RETURN (B)                                  10.19%        20.59%
-------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
 Expenses                                          0.99%         0.44%(c)
 Net investment income                             2.63%         0.46%(c)
 Expense waiver/reimbursement (d)                  0.44%         1.03%(c)
-------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of period (000 omitted)        $62,783       $78,388
 Average commission rate paid                   $0.0514            --
 Portfolio turnover                                 112%           92%
-------------------------------------------------------------------------


(a) Reflects operations for the period from March 7, 1995 (date of initial public investment) to September 30, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


THE VIRGINIA MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                          YEAR ENDED SEPTEMBER 30,
                          -------------------------------------------------------
INVESTMENT SHARES          1996     1995     1994        1993     1992    1991(A)
------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD        $10.81   $10.26   $11.26      $10.46   $10.18  $10.00
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income       0.41     0.45     0.45        0.51     0.54    0.57
 Net realized and
 unrealized gain (loss)
 on investments             (0.13)    0.55    (0.92)       0.89     0.29    0.18
------------------------------------------------------------------------------------
Total from investment
operations                   0.28     1.00    (0.47)       1.40     0.83    0.75
------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income          (0.41)   (0.45)   (0.45)(g)   (0.51)   (0.54)  (0.57)
 Distributions from net
 realized gain on
 investments                --       --       (0.06)      (0.09)   (0.01)   --
 Distributions in excess
 of net realized gain on
 investments (b)            --       --       (0.02)      --       --       --
------------------------------------------------------------------------------------
Total distributions         (0.41)   (0.45)   (0.53)      (0.60)   (0.55)  (0.57)
------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                     $10.68   $10.81   $10.26      $11.26   $10.46  $10.18
------------------------------------------------------------------------------------
TOTAL RETURN (D)             2.60%   10.00%   (4.25)%     13.49%    8.51%   7.64%
------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS
 Expenses                    1.32%    1.17%    1.15%       0.90%    0.83%   0.47%(c)
 Net investment income       3.78%    4.32%    4.22%       4.68%    5.14%   6.08%(c)
 Expense waiver/
 reimbursement (e)           0.02%    0.22%    0.27%       0.50%    0.86%   1.70%(c)
------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of
 period (000 omitted)     $65,700  $70,572  $74,706     $63,492  $20,883  $6,031
 Portfolio turnover           129%      26%      29%         17%      51%     27%
------------------------------------------------------------------------------------
                                     YEAR ENDED SEPTEMBER 30,
                          -------------------------------------------------------
TRUST SHARES               1996     1995     1994        1993     1992    1991(A)
------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD        $10.81   $10.26   $11.26      $10.46   $10.18  $10.00
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income       0.44     0.48     0.48        0.53     0.54    0.57
 Net realized and
 unrealized gain (loss)
 on investments             (0.13)    0.55    (0.92)       0.89     0.29    0.18
------------------------------------------------------------------------------------
Total from investment
operations                   0.31     1.03    (0.44)       1.42     0.83    0.75
------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income          (0.44)   (0.48)   (0.48)(f)   (0.53)   (0.54)  (0.57)
 Distributions from net
 realized gain on
 investments                --       --       (0.06)      (0.09)   (0.01)   --
 Distributions in excess
 of net realized gain on
 investments (b)            --       --       (0.02)      --       --       --
------------------------------------------------------------------------------------
Total distributions         (0.44)   (0.48)   (0.56)      (0.62)   (0.55)  (0.57)
------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                     $10.68   $10.81   $10.26      $11.26   $10.46  $10.18
------------------------------------------------------------------------------------
TOTAL RETURN (D)             2.86%   10.27%   (4.01%)     13.62%    8.51%   7.64%
------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS
 Expenses                    1.06%    0.92%    0.90%       0.75%    0.83%   0.47%(c)
 Net investment income       4.03%    4.57%    4.47%       4.85%    5.14%   6.08%(c)
 Expense waiver/
 reimbursement (e)           0.02%    0.22%    0.27%       0.50%    0.86%   1.70%(c)
------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of
 period (000 omitted)     $28,110  $33,670  $34,165     $41,204  $20,852  $8,546
 Portfolio turnover           129%      26%      29%         17%      51%     27%
------------------------------------------------------------------------------------


(a) Reflects operations for the period from October 16, 1990 (date of initial public investment) to September 30, 1991.
(b) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.
(c) Computed on an annualized basis.
(d) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(e) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(f) Amount includes distributions to shareholders in excess of net investment income of $0.0002 per share.
(g) Amount includes distributions to shareholder in excess of net investment income of $0.0001 per share.

(See Notes which are an integral part of the Financial Statements)


THE MARYLAND MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                    YEAR ENDED SEPTEMBER 30,
                         ----------------------------------------------------
INVESTMENT SHARES         1996     1995     1994      1993     1992   1991(A)
--------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD       $10.69   $10.17   $11.24    $10.39  $10.10  $10.00
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income      0.38     0.40     0.45      0.49    0.54    0.53
 Net realized and
 unrealized gain (loss)
 on investments            (0.13)    0.54    (0.97)     0.85    0.29    0.10
--------------------------------------------------------------------------------
Total from investment
operations                  0.25     0.94    (0.52)     1.34    0.83    0.63
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income         (0.38)   (0.40)   (0.45)    (0.49)  (0.54)  (0.53)
 Distributions from net
 realized gain on
 investments               --       (0.02)   (0.10)    --       --      --
--------------------------------------------------------------------------------
Total distributions        (0.38)   (0.42)   (0.55)    (0.49)  (0.54)  (0.53)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                    $10.56   $10.69   $10.17    $11.24  $10.39  $10.10
--------------------------------------------------------------------------------
TOTAL RETURN (B)            2.36%    9.81%   (4.74%)   13.24%   8.31%   6.64%
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS
 Expenses                   1.43%    1.24%    1.17%     1.00%   0.59%   0.60%(c)
 Net investment income      3.57%    4.24%    4.22%     4.50%   5.11%   5.66%(c)
 Expense waiver/
 reimbursement (d)          0.25%    0.44%    0.51%     0.77%   1.91%   1.05%(c)
--------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of
 period (000 omitted)    $31,284  $32,172  $34,580   $33,907  $4,053  $2,940
 Portfolio turnover          138%      21%      27%       23%     34%     35%
--------------------------------------------------------------------------------
                                    YEAR ENDED SEPTEMBER 30,
                         ----------------------------------------------------
TRUST SHARES              1996     1995     1994      1993     1992   1991(A)
--------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD       $10.69   $10.17   $11.24    $10.39  $10.10  $10.00
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income      0.41     0.42     0.48      0.50    0.54    0.53
 Net realized and
 unrealized
 gain (loss) on
 investments               (0.13)    0.54    (0.97)     0.85    0.29    0.10
--------------------------------------------------------------------------------
Total from investment
operations                  0.28     0.96    (0.49)     1.35    0.83    0.63
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income         (0.41)   (0.42)   (0.48)    (0.50)  (0.54)  (0.53)
 Distributions from net
 realized gain on
 investments               --       (0.02)   (0.10)    --       --      --
--------------------------------------------------------------------------------
Total distributions        (0.41)   (0.44)   (0.58)    (0.50)  (0.54)  (0.53)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                    $10.56   $10.69   $10.17    $11.24  $10.39  $10.10
--------------------------------------------------------------------------------
TOTAL RETURN (B)            2.61%   10.09%   (4.50%)   13.37%   8.31%   6.64%
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS
 Expenses                   1.18%    0.99%    0.92%     0.86%   0.59%   0.60%(c)
 Net investment income      3.82%    4.49%    4.46%     4.64%   5.11%   5.66%(c)
 Expense waiver/
 reimbursement (d)          0.25%    0.44%    0.51%     0.77%   1.91%   1.05%(c)
--------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of
 period (000 omitted)     $8,889   $9,447  $11,301   $12,014  $6,004    $556
 Portfolio turnover          138%      21%      27%       23%     34%     35%
--------------------------------------------------------------------------------


(a) Reflects operations for the period from October 16, 1990 (date of initial public investment) to September 31, 1991.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


THE TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       YEAR ENDED SEPTEMBER 30,
                         ----------------------------------------------------------
INVESTMENT SHARES          1996      1995      1994      1993      1992    1991(A)
---------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD        $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income       0.05      0.05      0.03      0.02      0.04      0.06
---------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income          (0.05)    (0.05)    (0.03)    (0.02)    (0.04)    (0.06)
---------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                     $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
---------------------------------------------------------------------------------------
TOTAL RETURN (B)             4.67%     4.98%     2.90%     2.52%     3.61%     5.90%
---------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS
 Expenses                    0.90%     0.85%     0.84%     0.70%     0.70%     0.51%(c)
 Net investment income       4.49%     4.92%     3.05%     2.47%     3.49%     5.65%(c)
 Expense waiver/
 reimbursement (c)           0.09%     0.10%     0.18%     0.20%     0.11%     0.27%(c)
---------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of
 period (000 omitted)    $146,161   $39,363   $21,883   $20,382   $12,960      $548
---------------------------------------------------------------------------------------
                                       YEAR ENDED SEPTEMBER 30,
                         ----------------------------------------------------------
TRUST SHARES               1996      1995      1994      1993      1992    1991(A)
---------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD        $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income       0.05      0.05      0.03      0.03      0.04      0.06
---------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income          (0.05)    (0.05)    (0.03)    (0.03)    (0.04)    (0.06)
---------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                     $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
---------------------------------------------------------------------------------------
TOTAL RETURN (B)             4.89%     5.24%     3.16%     2.64%     3.61%     5.90%
---------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS
 Expenses                    0.65%     0.60%     0.59%     0.58%     0.70%     0.51%(c)
 Net investment income       4.81%     5.17%     3.30%     2.60%     3.49%     5.65%(c)
 Expense waiver/
 reimbursement (c)           0.06%     0.10%     0.18%     0.20%     0.11%     0.27%(c)
---------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of
 period (000 omitted)    $226,978  $208,656  $304,285  $152,921  $163,451  $129,959
---------------------------------------------------------------------------------------


(a) Reflects operations for the period from October 16, 1990 (date of initial public investment) to September 30, 1991.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


THE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       YEAR ENDED SEPTEMBER 30,
                         ---------------------------------------------------------
INVESTMENT SHARES          1996      1995      1994      1993      1992    1991(A)
--------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD        $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00   $ 1.00
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income       0.05      0.05      0.03      0.03      0.04     0.06
--------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income          (0.05)    (0.05)    (0.03)    (0.03)    (0.04)   (0.06)
--------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                     $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00   $ 1.00
--------------------------------------------------------------------------------------
TOTAL RETURN (B)             4.91%     5.11%     3.10%     2.77%     3.79%    5.92%
--------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS
 Expenses                    0.73%     0.80%     0.80%     0.64%     0.64%    0.51%(c)
 Net investment income       4.77%     5.04%     3.07%     2.68%     3.64%    5.99%(c)
 Expense waiver/
 reimbursement (d)           0.23%     0.21%     0.25%     0.30%     0.29%    0.36%(c)
--------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of
 period (000 omitted)     $83,525   $41,813   $15,236    $9,905    $5,803       $1
--------------------------------------------------------------------------------------
                                       YEAR ENDED SEPTEMBER 30,
                         ---------------------------------------------------------
TRUST SHARES               1996      1995      1994      1993      1992    1991(A)
--------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD        $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00   $ 1.00
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income       0.05      0.05      0.03      0.03      0.04     0.06
--------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income          (0.05)    (0.05)    (0.03)    (0.03)    (0.04)   (0.06)
--------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                     $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00   $ 1.00
--------------------------------------------------------------------------------------
TOTAL RETURN (B)             5.04%     5.36%     3.35%     2.89%     3.79%    5.92%
--------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS
 Expenses                    0.60%     0.57%     0.55%     0.50%     0.64%    0.51%(c)
 Net investment income       4.93%     5.27%     3.25%     2.83%     3.64%    5.99%(c)
 Expense waiver/
 reimbursement (d)           0.12%     0.19%     0.25%     0.30%     0.29%    0.36%(c)
--------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of
 period (000 omitted)    $160,675  $173,761  $132,445  $134,397  $136,616  $57,432
--------------------------------------------------------------------------------------


(a) Reflects operations for the period from October 16, 1990 (date of initial public investment) to September 30, 1991.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


THE TAX-FREE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                             YEAR ENDED SEPTEMBER 30,
                                           -----------------------------
                                            1996     1995    1994(A)
------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $ 1.00   $ 1.00   $ 1.00
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                        0.03     0.03     0.01
------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net investment income    (0.03)   (0.03)   (0.01)
------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $ 1.00   $ 1.00   $ 1.00
------------------------------------------------------------------------
TOTAL RETURN (B)                              3.01%    3.53%    0.45%
------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
 Expenses                                     0.56%    0.39%    0.36%(c)
 Net investment income                        2.95%    3.55%    2.65%(c)
 Expense waiver/reimbursement (d)             0.20%    0.56%    0.70%(c)
------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of period (000 omitted)   $52,499  $81,977  $21,967
------------------------------------------------------------------------


(a) Reflects operations for the period from July 27, 1994 (date of initial public investment) to September 30, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


THE VIRTUS FUNDS NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1996
-------------------------------------------------------------------------------

(1) ORGANIZATION

The Virtus Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios (individually referred to as the "Fund", or collectively as the "Funds"). All Funds, except The Virtus Style Manager Fund (formerly The Strategic Stock Fund) and The Tax-Free Money Market Fund, are offered in two classes of shares: Trust Shares and Investment Shares. The Virtus Style Manager Fund and The Tax-Free Money Market Fund are presented as Investment Shares for financial statement purposes. The following portfolios comprise the Trust:

              PORTFOLIO NAME                        INVESTMENT OBJECTIVE
----------------------------------------------------------------------------------------
  The U.S. Government Securities Fund     Current income
  ("Government Securities Fund") (d)
----------------------------------------------------------------------------------------
  Virtus Style Manager: Large Cap Fund    Growth of capital and income
  (formerly, The Stock Fund) ("Large Cap
  Fund") (d)
----------------------------------------------------------------------------------------
  Virtus Style Manager Fund:              Growth of capital
  (formerly, The Strategic Stock Fund)
  ("Style Manager Fund") (d)
----------------------------------------------------------------------------------------
  The Virginia Municipal Bond Fund        Current income exempt from federal regular
  ("Virginia Municipal Bond Fund") (n)    income tax and the personal income tax imposed
                                          by the Commonwealth of Virginia
----------------------------------------------------------------------------------------
  The Maryland Municipal Bond Fund        Current income exempt from federal regular
  ("Maryland Municipal Bond Fund") (n)    income tax and the personal income tax imposed
                                          by the State of Maryland
----------------------------------------------------------------------------------------
  The Treasury Money Market Fund          Current income consistent with stability of
  ("Treasury Money Market Fund") (d)      principal
----------------------------------------------------------------------------------------
  The Money Market Fund                   Current income consistent with stability of
  ("Money Market Fund") (d)               principal
----------------------------------------------------------------------------------------
  The Tax-Free Money Market Fund          Current income exempt from federal income tax
  ("Tax-Free Money Market Fund") (d)      consistent with stability of principal

(d) Diversified
(n) Non-diversified

The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

Effective March 15, 1996, the Board of Trustees (the "Trustees") changed the name of Virtus Style Manager: Large Cap Fund from The Stock Fund to Virtus Style Manager: Large Cap Fund.

Effective January 19, 1996 the Trustees changed the name of Virtus Style Manager Fund from The Strategic Stock Fund to Virtus Style Manager Fund.

On September 30, 1995, Virtus Treasury Money Market Fund acquired all the net assets of the Blanchard 100% Treasury Money Market Fund pursuant to a plan of reorganization approved by Blanchard 100% Treasury Money Market Fund's Shareholders. This was accomplished by a tax-free exchange of shares of Virtus Treasury Money Market Fund for Shares of the Blanchard 100% Treasury Money Market Fund.

On June 24, 1996, Large Cap Fund acquired all the net assets of the Blanchard American Equity Fund pursuant to a plan of reorganization approved by Blanchard American Equity Fund Shareholders. This acquisition was accomplished by a tax-free exchange of shares of Large Cap Fund for shares of the Blanchard American Equity Fund.



THE VIRTUS FUNDS
-------------------------------------------------------------------------------
(2) SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

   INVESTMENT VALUATIONS--Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. The Fund's use of the amortized cost method to value portfolio securities is in accordance with Rule 2a-7 under the Act. For fluctuating net asset value Funds within the Trust, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair market value. Investments in other open-end investment companies are valued at net asset value.

   REPURCHASE AGREEMENTS--It is the policy of the Funds to require a custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price including accrued interest to be paid under the repurchase agreement transaction.

   The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

   INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code").

   Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

   FEDERAL TAXES--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

   At September 30, 1996, Government Securities Fund, Virginia Municipal Bond Fund, Maryland Municipal Bond Fund and Money Market Fund, for federal tax purposes, each had a capital loss carryforward, as noted below. This will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

THE VIRTUS FUNDS
-------------------------------------------------------------------------------

  FUNDS                        TOTAL TAX LOSS CARRYFORWARD
                               ---------------------------
  Government Securities Fund           $11,120,666
  Virginia Municipal Bond Fund           756,721
  Maryland Municipal Bond Fund          $515,234
  Money Market Fund                      $76,711


  Pursuant to the Code, such capital loss carryforwards will expire as follows:

           MONEY MARKET FUND                 VIRGINIA MUNICIPAL BOND FUND
   -------------------------------------  ------------------------------------
   EXPIRATION YEAR    EXPIRATION AMOUNT   EXPIRATION YEAR   EXPIRATION AMOUNT
   ---------------    -----------------   ---------------   -----------------
        2002                $34,522            2003             $219,533
        2003                $42,189            2004             $537,188

       GOVERNMENT SECURITIES FUND            MARYLAND MUNICIPAL BOND FUND
   -------------------------------------  ------------------------------------
   EXPIRATION YEAR    EXPIRATION AMOUNT   EXPIRATION YEAR   EXPIRATION AMOUNT
   ---------------    -----------------   ---------------   -----------------
        2003             $9,742,636            2004             $515,234
        2004              1,378,030


  Additionally, net capital losses, as noted below, attributable to security transactions incurred after September 30, 1995 are treated as arising on October 1, 1996 the first day of the Funds' next taxable year.

  FUND                         TOTAL TAX LOSS PUSHFORWARD
                               --------------------------
  Government Securities Fund          $(3,215,438)
  Virginia Municipal Bond Fund        $(1,317,477)


   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

   DEFERRED EXPENSES--The costs incurred by each Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method not to exceed a period of five years from each Fund's commencement date.

   USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

   OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At September 30, 1996, Treasury Money Market Fund, Money Market Fund, and Tax-
Free Money Market Fund, capital paid-in aggregated $373,139,045, $244,199,833, and $52,498,907, respectively. Transactions in shares were as follows:
THE VIRTUS FUNDS
--------------------------------------------------------------------------------

                               U.S. GOVERNMENT            STYLE MANAGER
                               SECURITIES FUND           LARGE CAP FUND
FOR THE YEAR ENDED         ------------------------  ------------------------
SEPTEMBER 30, 1996:          SHARES      DOLLARS       SHARES      DOLLARS
-------------------------  ----------  ------------  ----------  ------------
INVESTMENT SHARES:
-------------------------
Shares sold                 2,763,200  $ 27,838,858     965,024  $ 12,986,255
-------------------------
Shares issued in
connection with the
acquisition                        --            --     695,147     9,245,450
-------------------------
Shares issued to
shareholders in payment
of distributions declared     611,870     6,142,678     379,876     4,969,161
-------------------------
Shares redeemed            (2,935,461)  (29,411,819)   (913,112)  (13,464,743)
-------------------------  ----------  ------------  ----------  ------------
Net change resulting from
Investment Share
transactions                  439,609  $  4,569,717   1,126,935  $ 13,736,123
-------------------------  ----------  ------------  ----------  ------------
TRUST SHARES:
-------------------------
Shares sold                 1,853,668  $ 18,616,622     395,754  $  5,277,407
-------------------------
Shares issued to
shareholders in payment
of distributions declared           1             3      38,987       509,088
-------------------------
Shares redeemed            (3,875,084)  (38,751,898) (1,282,606)  (18,012,908)
-------------------------  ----------  ------------  ----------  ------------
Net change resulting from
Trust Share transactions   (2,021,415) $(20,135,273)   (847,865) $(12,226,413)
-------------------------  ----------  ------------  ----------  ------------
Net change resulting from
Fund share transactions    (1,581,806) $(15,565,556)    279,070  $  1,509,710
-------------------------  ----------  ------------  ----------  ------------

                               U.S. GOVERNMENT            STYLE MANAGER
                               SECURITIES FUND           LARGE CAP FUND
FOR THE YEAR ENDED         ------------------------  ------------------------
SEPTEMBER 30, 1995:          SHARES      DOLLARS       SHARES      DOLLARS
-------------------------  ----------  ------------  ----------  ------------
INVESTMENT SHARES:
-------------------------
Shares sold                 2,229,961  $ 22,386,800   1,471,204  $ 18,328,914
-------------------------
Shares issued to
shareholders in payment
of distributions declared     481,441     4,775,252      79,983       932,476
-------------------------
Shares redeemed            (2,817,774)  (27,866,476)   (566,888)   (6,950,345)
-------------------------  ----------  ------------  ----------  ------------
Net change resulting from
Investment Share
transactions                 (106,372) $   (704,424)    984,299  $ 12,311,045
-------------------------  ----------  ------------  ----------  ------------
TRUST SHARES:
-------------------------
Shares sold                 2,129,377  $ 21,174,922   1,027,794  $ 12,531,485
-------------------------
Shares issued to
shareholders in payment
of distributions declared      --           --           87,096       992,015
-------------------------
Shares redeemed            (3,014,663)  (30,026,886) (3,766,090)  (46,012,086)
-------------------------  ----------  ------------  ----------  ------------
Net change resulting from
Trust Share transactions     (885,286) $ (8,851,964) (2,651,200) $(32,488,586)
-------------------------  ----------  ------------  ----------  ------------
Net change resulting from
Fund share transactions      (991,658) $ (9,556,388) (1,666,901) $(20,177,541)
-------------------------  ----------  ------------  ----------  ------------



THE VIRTUS FUNDS
--------------------------------------------------------------------------------

                                                             STYLE MANAGER FUND
                                                           ------------------------
FOR THE YEAR ENDED SEPTEMBER 30, 1996:                       SHARES      DOLLARS
---------------------------------------------------------  ----------  ------------
INVESTMENT SHARES:
---------------------------------------------------------
Shares sold                                                 1,489,971  $ 16,506,045
---------------------------------------------------------
Shares issued to shareholders in payment of distributions
declared                                                      863,431     9,243,789
---------------------------------------------------------
Shares redeemed                                            (3,397,734)  (37,724,499)
---------------------------------------------------------  ----------  ------------
Net change resulting from Fund Share transactions          (1,044,332) $(11,974,665)
---------------------------------------------------------  ----------  ------------
                                                             STYLE MANAGER FUND*
                                                           ------------------------
FOR THE YEAR ENDED SEPTEMBER 30, 1995:                       SHARES      DOLLARS
---------------------------------------------------------  ----------  ------------
INVESTMENT SHARES:
---------------------------------------------------------
Shares sold                                                 8,728,162  $ 90,552,400
---------------------------------------------------------
Shares issued to shareholders in payment of distributions
declared                                                       13,541       144,980
---------------------------------------------------------
Shares redeemed                                            (2,222,973)  (24,220,825)
---------------------------------------------------------  ----------  ------------
Net change resulting from Fund Share transactions           6,518,730  $ 66,476,555
---------------------------------------------------------  ----------  ------------

                                          VIRGINIA MUNICIPAL       MARYLAND MUNICIPAL
                                               BOND FUND               BOND FUND
                                        ------------------------  ---------------------
FOR THE YEAR ENDED SEPTEMBER 30, 1996:    SHARES      DOLLARS      SHARES     DOLLARS
--------------------------------------  ----------  ------------  --------  -----------
INVESTMENT SHARES:
--------------------------------------
Shares sold                              1,022,563  $ 11,073,171   574,103  $ 6,142,806
--------------------------------------
Shares issued to shareholders in
payment
of distributions declared                  184,796     1,997,026    92,527      989,879
--------------------------------------
Shares redeemed                         (1,580,634)  (17,022,733) (712,478)  (7,557,624)
--------------------------------------  ----------  ------------  --------  -----------
Net change resulting from Investment
Share transactions                        (373,275) $ (3,952,536)  (45,848) $  (424,939)
--------------------------------------  ----------  ------------  --------  -----------

                                          VIRGINIA MUNICIPAL       MARYLAND MUNICIPAL
                                               BOND FUND               BOND FUND
                                        ------------------------  ---------------------
FOR THE YEAR ENDED SEPTEMBER 30, 1996:    SHARES      DOLLARS      SHARES     DOLLARS
--------------------------------------  ----------  ------------  --------  -----------
TRUST SHARES:
--------------------------------------
Shares sold                                468,285  $  5,052,529   209,103  $ 2,221,208
--------------------------------------
Shares issued to shareholders in
payment
of distributions declared                       --            --        --           --
--------------------------------------
Shares redeemed                           (950,703)  (10,211,940) (252,990)  (2,690,009)
--------------------------------------  ----------  ------------  --------  -----------
Net change resulting from Trust Share
transactions                              (482,418)   (5,159,411)  (43,887)    (468,801)
--------------------------------------  ----------  ------------  --------  -----------
Net change resulting from Fund Share
transactions                              (855,693) $ (9,111,947)  (89,735) $  (893,740)
--------------------------------------  ----------  ------------  --------  -----------

*For the period from March 7, 1995 (date of initial public investment) to September 30, 1995.


THE VIRTUS FUNDS
--------------------------------------------------------------------------------

                                                     VIRGINIA MUNICIPAL       MARYLAND MUNICIPAL
                                                          BOND FUND               BOND FUND
                                                   ------------------------  ---------------------
FOR THE YEAR ENDED SEPTEMBER 30, 1995:               SHARES      DOLLARS      SHARES     DOLLARS
-------------------------------------------------  ----------  ------------  --------  -----------
INVESTMENT SHARES:
-------------------------------------------------
Shares sold                                           939,334  $  9,896,216   358,009  $ 3,741,410
-------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                221,723     2,307,635    99,186    1,017,506
-------------------------------------------------
Shares redeemed                                    (1,918,280)  (19,864,255) (848,026)  (8,637,907)
-------------------------------------------------  ----------  ------------  --------  -----------
Net change resulting from Investment Share
transactions                                         (757,223) $ (7,660,404) (390,831) $(3,878,991)
-------------------------------------------------  ----------  ------------  --------  -----------
TRUST SHARES:
-------------------------------------------------
Shares sold                                           599,178    $6,323,687   145,854   $1,510,883
-------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                 --           --          --         --
-------------------------------------------------
Shares redeemed                                      (815,168)   (8,560,202) (370,963)  (3,771,092)
-------------------------------------------------  ----------  ------------  --------  -----------
Net change resulting from Trust Share
transactions                                         (215,990) $ (2,236,515) (225,109) $(2,260,209)
-------------------------------------------------  ----------  ------------  --------  -----------
Net change resulting from Fund Share transactions    (973,213) $ (9,896,919) (615,940) $(6,139,200)
-------------------------------------------------  ----------  ------------  --------  -----------

                                TREASURY MONEY
                                 MARKET FUND                 MONEY MARKET FUND
                         -----------------------------  ----------------------------
                          YEAR ENDED      YEAR ENDED     YEAR ENDED     YEAR ENDED
                         SEPTEMBER 30,  SEPTEMBER 30,   SEPTEMBER 30,  SEPTEMBER 30,
                             1996            1995           1996           1995
                         -------------  --------------  -------------  -------------
INVESTMENT SHARES:
-----------------------
Shares sold                92,237,108       44,802,002   144,072,045     66,743,936
-----------------------
Shares issued in
connection with the
Acquisition               122,108,127         --             --             --
-----------------------
Shares issued to
shareholders declared       4,898,438        1,521,559     3,626,655      1,539,099
-----------------------
Shares redeemed          (112,278,779)     (28,843,368) (105,987,535)   (41,705,072)
-----------------------  ------------   --------------  ------------   ------------
Net changes resulting
from Investment Share
transactions              106,964,894       17,480,193    41,711,165     26,577,963
-----------------------  ------------   --------------  ------------   ------------
TRUST SHARES:
-----------------------
Shares sold               567,506,731    3,199,498,653   432,856,190    488,178,853
-----------------------
Shares issued to
shareholders in payment
of distributions
declared                            3           43,782             3         24,865
-----------------------
Shares redeemed          (549,184,891)  (3,295,170,869) (445,941,838)  (446,887,940)
-----------------------  ------------   --------------  ------------   ------------
Net changes resulting
from Trust Share
transactions               18,321,843      (95,628,434)  (13,085,645)    41,315,778
-----------------------  ------------   --------------  ------------   ------------
Net change resulting
from Fund Share
transactions              125,286,737      (78,148,241)   28,625,520     67,893,741
-----------------------  ------------   --------------  ------------   ------------



THE VIRTUS FUNDS
-------------------------------------------------------------------------------

                                                    TAX-FREE MONEY MARKET FUND
                                                   ----------------------------
                                                    YEAR ENDED     YEAR ENDED
                                                   SEPTEMBER 30,  SEPTEMBER 30,
                                                       1996           1995
                                                   -------------  -------------
INVESTMENT SHARES:
-------------------------------------------------
Shares sold                                         389,800,080    244,825,710
-------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                  459,305        369,306
-------------------------------------------------
Shares redeemed                                    (419,737,938)  (185,184,196)
-------------------------------------------------  ------------   ------------
Net change resulting from Fund Share transactions   (29,478,553)    60,010,820
-------------------------------------------------  ------------   ------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Virtus Capital Management, Inc., the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets (see below).

 FUND                          ANNUAL RATE
 ----------------------------  -----------
 Government Securities Fund        0.75%
 Large Cap Fund                    0.75%
 Style Manager Fund                1.00%
 Virginia Municipal Bond Fund      0.75%
 Maryland Municipal Bond Fund      0.75%
 Treasury Money Market Fund        0.50%
 Money Market Fund                 0.50%
 Tax-Free Money Market Fund        0.50%


The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Effective October 22, 1996 the Adviser has increased its annual fee to 1.25% on the Style Manager Fund.

Effective October 22, 1996 the Adviser has entered into a sub-advisory agreement with Trend Capital Management ("Trend") on behalf of the Style Manager Fund and Large Cap Fund. Under the terms of a sub-advisory agreement between the Adviser and Trend, with respect to Style Manager Fund, the Adviser will pay Trend an annual fee as follows: (a) an amount equal to .10% of the first $60 million of the Fund's average daily net assets; and (b) with respect to average daily net assets of the Fund in excess of $60 million, an amount equal to (i) one-third of the Adviser's advisory fee to the extent that such advisory fee is less than or equals 1% of the Fund's average daily net assets (but not to exceed .25% of the Fund's average daily net assets); plus (ii) to the extent that the annual advisory fee exceeds 1% of the Fund's average daily net assets, an additional amount equal to two-thirds of such excess. With respect to The Style Manage: Large Cap Fund, the Adviser will pay Trend an amount equal to .15% of the first $100 million of the Fund's average daily net assets; and .33 1/3% of the Fund's average daily net assets in excess of $100 million. In addition, Trend may voluntarily choose to reduce its compensation.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FAS is based on the level of average aggregate daily net assets of the Trust, the Blanchard Precious Metals Fund, Inc., and the Blanchard Funds, all of which are advised by the adviser. The administrative fee received during the period of the Administrative Services Agreement shall be at least $75,000 per Portfolio. FAS may voluntarily choose to waive a portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

DISTRIBUTION SERVICES FEE--The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, each Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Investment Shares. The Plan provides that the Funds may incur


THE VIRTUS FUNDS
-------------------------------------------------------------------------------
distribution expenses up to 0.25% of the average daily net assets of the Investment Shares of the Fund's annually, to reimburse FSC.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES-- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ also maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES--Signet Trust Company is the Funds' custodian for which it receives a fee. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses were borne initially by FAS. The Funds have agreed to reimburse FAS for the organizational expenses during the five year period following each Fund's effective date. For the year ended September 30, 1996, the following amounts were paid pursuant to this agreement:

                                                                  AMOUNT REIMBURSED
                                                                    TO FAS FOR THE
                                      EXPENSES OF                     YEAR ENDED
 FUND                             ORGANIZING THE FUND             SEPTEMBER 30, 1996
 --------------------------       -------------------             ------------------
 Style Manager Fund                     28,773                          2,183
 Tax-Free Money Market Fund             17,883                          2,828


Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended September 30, 1996, were as follows:

FUND                            PURCHASES      SALES
                               ------------ ------------
Government Securities Fund     $242,478,025 $255,092,181
Style Manager Fund               72,563,730   87,561,385
Style Manager: Large Cap Fund   148,567,238  138,115,682
Virginia Municipal Bond Fund    125,742,995  132,873,038
Maryland Municipal Bond Fund     55,520,564   55,892,492


(6) CONCENTRATION OF CREDIT RISK

Since Virginia Municipal Bond Fund and Maryland Municipal Bond Fund invest a substantial portion of their assets in issuers located in one state, they will be more susceptible to factors adversely affecting issuers of those states than would be a comparable general tax-exempt mutual fund. In order to reduce the credit risk associated with such factors, at September 30, 1996, 47% of the securities in Virginia Municipal Bond Fund's portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 24% of total investments. At September 30, 1996, 20% of the securities in Maryland Municipal Bond Fund's portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one instution or agency did not exceed 9% of total investments.


THE VIRTUS FUNDS
INDEPENDENT AUDITORS' REPORT
-------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of The Virtus Funds:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of The Virtus Funds (comprising the following portfolios: The U.S. Government Securities Fund, The Style Manager Fund, The Style Manager: Large Cap Fund, The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund) as of September 30, 1996, and the related statements of operations for the year then ended, the statements of changes in net assets for the years ended September 30, 1996 and 1995, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at September 30, 1996 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of The Virtus Funds as of September 30, 1996, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Pittsburgh, Pennsylvania
November 8, 1996


TRUSTEES                              OFFICERS
--------------------------------------------------------------------------------
John F. Donahue                       John F. Donahue
Thomas G. Bigley                         Chairman
John T. Conroy, Jr.                   Edward C. Gonzales
William J. Copeland                      President and Treasurer
James E. Dowd                         J. Christopher Donahue
Lawrence D. Ellis, M.D.                  Executive Vice President
Edward L. Flaherty, Jr.               John W. McGonigle
Edward C. Gonzales                       Executive Vice President and
Peter E. Madden                          Secretary
Gregor F. Meyer                       Joseph S. Machi
John E. Murray, Jr.                      Vice President and Assistant
Wesley W. Posvar                         Treasurer
Marjorie P. Smuts                     Richard B. Fisher
                                         Vice President
                                      C. Grant Anderson
                                         Assistant Secretary


This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning their objective and policies, management fees, expenses and other information.



                           Cusip 927913608  Cusip 927913855  Cusip 927913400
                           Cusip 927913707  Cusip 927913848  Cusip 927913301
                           Cusip 927913863  Cusip 927913830  Cusip 927913889
                           Cusip 927913871  Cusip 927913509  Cusip 927913103
                           Cusip 927913806                   Cusip 927913202

                                                           G00716-01 (11/96)